UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: November 30, 2017

Date of reporting period: May 31, 2017

Item 1. Reports to Stockholders.

Semper MBS Total Return Fund

Class A– SEMOX
Investor Class – SEMPX
Institutional Class – SEMMX

Semper Short Duration Fund

Investor Class – SEMRX
Institutional Class – SEMIX

Semi-Annual Report
May 31, 2017

SEMPER FUNDS

Table of Contents

Allocation of Portfolio Assets	1
Expense Example	3
Schedule of Investments	5
Statements of Assets and Liabilities	30
Statements of Operations	33
Statements of Changes in Net Assets	34
Financial Highlights	38
Notes to Financial Statements	43
Notice to Shareholders	61
Approval of Investment Advisory Agreement	62
Privacy Notice	67

SEMPER MBS TOTAL RETURN FUND

ALLOCATION OF PORTFOLIO ASSETS at May 31, 2017 (Unaudited)

Percentages represent market value as a percentage of total investments.

SEMPER SHORT DURATION FUND

ALLOCATION OF PORTFOLIO ASSETS at May 31, 2017 (Unaudited)

Percentages represent market value as a percentage of total investments.

SEMPER FUNDS

EXPENSE EXAMPLE at May 31, 2017 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/16 – 5/31/17).

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses, with actual net expenses being limited to 1.00%, 1.00% and 0.75% per the operating expenses limitation agreement for the Semper MBS Total Return Fund – Class A, Investor Class and Institutional Class shares, respectively, and limited to 0.85% and 0.60% per the operating expenses limitation agreement for the Semper Short Duration Fund – Investor Class and Institutional Class shares, respectively.  You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees.  You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

SEMPER FUNDS

EXPENSE EXAMPLE at May 31, 2017 (Unaudited), Continued

MBS Total Return Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/16	5/31/17	12/1/16 – 5/31/17(1)
Class A
Actual	$1,000.00	$1,032.10	$4.76
Hypothetical (5% return	$1,000.00	$1,020.24	$4.73
before expenses)

Investor Class
Actual	$1,000.00	$1,032.10	$4.76
Hypothetical (5% return	$1,000.00	$1,020.24	$4.73
before expenses)

Institutional Class
Actual	$1,000.00	$1,032.40	$3.45
Hypothetical (5% return	$1,000.00	$1,021.54	$3.43
before expenses)

(1)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.  The annualized expense ratios of the Semper MBS Total Return Fund – Class A, Investor Class and Institutional Class are 0.94%, 0.94% and 0.68%, respectively.

Short Duration Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/16	5/31/17	12/1/16 – 5/31/17(1)
Investor Class
Actual	$1,000.00	$1,017.20	$4.27
Hypothetical (5% return	$1,000.00	$1,020.69	$4.28
before expenses)

Institutional Class
Actual	$1,000.00	$1,017.40	$3.02
Hypothetical (5% return	$1,000.00	$1,021.94	$3.02
before expenses)

(1)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.  The annualized expense ratios of the Semper Short Duration Fund – Investor Class and Institutional Class are 0.85% and 0.60%, respectively.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2017 (Unaudited)

	Principal
	Amount	Value
ASSET-BACKED SECURITIES – 12.1%
Access Financial Manufactured Housing Contract Trust
Series 1995-1, Class B1, 7.650%, 5/15/21	$322,710	$89,196
American Credit Acceptance Receivables Trust
Series 2014-1, Class C, 3.830%, 11/12/19 (d)	4,734,434	4,736,992
Series 2015-3, Class C, 4.840%, 10/12/21 (d)	720,000	741,259
Series 2017-1, Class E, 5.440%, 3/13/24 (d)	3,000,000	3,024,828
Business Loan Express
Series 2002-1A, Class A, 1.574%, 7/25/28 (a)(d)	254,583	247,028
Series 2003-1A, Class A, 1.991%, 4/25/29 (a)(d)(f)	532,699	473,437
Series 2003-AA, Class A, 1.939%, 5/15/29 (a)(d)	287,993	235,686
Series 2003-2A, Class A, 1.824%, 1/25/32 (a)(d)	218,053	201,951
Cajun Global, LLC
Series 2011-1, Class A2, 5.955%, 2/20/41 (d)	740,659	746,855
California Republic Auto Receivables Trust
Series 2016-2, Class A2, 1.340%, 3/15/19	2,280,683	2,280,365
CFC LLC
Series 2015-1A, Class E, 5.490%, 1/18/22 (d)	3,500,000	3,553,621
Conn Funding II, L.P.
Series 2017-A, Class B, 5.110%, 7/15/19 (d)	1,900,000	1,910,192
Conn’s Receivables Funding LLC
Series 2016-B, Class A, 3.730%, 10/15/18 (d)	1,464,469	1,467,338
CPS Auto Trust
Series 2016-C, Class E, 8.390%, 9/15/23 (d)	4,000,000	4,346,149
Series 2016-D, Class E, 6.860%, 4/15/24 (d)	4,375,000	4,568,128
Diamond Resorts Owner Trust
Series 2013-1, Class A, 1.950%, 1/20/25 (d)	965,552	959,255
Series 2013-2, Class A, 2.270%, 5/20/26 (d)	3,656,778	3,636,429
Drive Auto Receivables Trust
Series 2016-BA, Class A3, 1.670%, 7/15/19 (d)	2,643,875	2,644,722
Series 2017-BA, Class E, 5.300%, 7/15/24 (d)	3,750,000	3,800,734
DT Auto Owner Trust
Series 2015-3A, Class D, 4.530%, 10/17/22 (d)	2,450,000	2,505,707
Exeter Automobile Receivables Trust
Series 2015-3A, Class D, 6.550%, 10/17/22 (d)	3,375,000	3,482,339
Series 2016-3A, Class D, 6.400%, 7/17/23 (d)	4,100,000	4,247,536
FFCA Secured Lending Corp.
Series 1999-2, Class WA1C, 7.950%, 5/18/26 (d)	6,044,932	6,067,329
Series 1999-2, Class B1, 8.270%, 5/18/26 (d)(f)	4,590,000	4,635,900
GLS Auto Receivables Trust
Series 2015-1A, Class C, 9.790%, 10/15/25 (d)	5,575,000	5,660,019

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2017 (Unaudited), Continued

	Principal
	Amount	Value
Green Tree Agency Advance Funding Trust I
Series 2016-T1, Class DT1, 4.058%, 10/15/48 (d)(f)	$1,670,000	$1,660,397
HOA Funding LLC
Series 2015-1A, Class A2, 5.500%, 8/20/44 (d)	4,365,000	4,152,211
Series 2015-1A, Class B, 9.000%, 8/20/44 (d)(f)	2,000,000	1,862,500
Kabbage Funding LLC
Series 2017-1, Class B, 5.794%, 3/15/22 (d)	350,000	356,692
Series 2017-1, Class D, 10.000%, 3/15/22 (d)	1,244,000	1,214,575
Nations Equipment Finance Funding II LLC
Series 2014-1A, Class C, 5.227%, 9/20/19 (d)	4,098,795	4,057,852
Navitas Equipment Receivables LLC
Series 2016-1, Class A1, 1.100%, 9/15/17 (d)	495,545	495,332
Ocwen Master Advance Receivables Trust
Series 2016-T1, Class DT1, 4.246%, 8/17/48 (d)	1,500,000	1,478,611
Series 2016-T2, Class DT2, 4.446%, 8/16/49 (d)	1,000,000	975,814
Skopos Auto Receivables Trust
Series 2015-2A, Class B, 5.710%, 2/15/21 (d)	3,700,000	3,741,463
Series 2015-1A, Class A, 3.100%, 12/15/23 (d)	556,071	556,608
SLM Private Credit Student Loan Trust
Series 2003-A, Class A3, 3.200%, 6/15/32 (a)	2,500,000	2,500,509
Series 2003-A, Class A4, 3.240%, 6/15/32 (a)	2,500,000	2,500,509
Series 2003-C, Class A3, 3.043%, 9/15/32 (a)	2,500,000	2,474,295
Series 2003-C, Class A4, 3.080%, 9/15/32 (a)	2,500,000	2,474,295
Series 2003-B, Class A3, 3.280%, 3/15/33 (a)	2,500,000	2,497,738
Series 2003-B, Class A4, 3.320%, 3/15/33 (a)	2,500,000	2,497,738
Wells Fargo Dealer Floorplan Master Note Trust
Series 2014-1, Class A, 1.390%, 7/22/19 (a)	5,000,000	5,001,597
Westgate Resorts LLC
Series 2017-1, Class B, 4.050%, 12/20/30 (d)	1,919,993	1,924,834
Westlake Automobile Receivables Trust
Series 2017-1A, Class E, 5.050%, 8/15/24 (d)	1,150,000	1,160,012
Total Asset-Backed Securities (cost $109,786,907)		109,846,577

COLLATERALIZED DEBT OBLIGATIONS – 2.2%
ARCap Resecuritization Trust
Series 2005-1, Class A, 5.450%, 12/21/42 (d)	1,216,642	1,165,788
Centerline REIT, Inc.
Series 2004-RR3, Class B, 5.040%, 9/21/45 (d)	500,000	469,137
ICONS Ltd.
Series 2004-1A, Class CPT2, 1.989%, 9/10/34 (a)(d)(f)	2,633,235	2,633,235

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2017 (Unaudited), Continued

	Principal
	Amount	Value
INCAPS Funding I Ltd.
3.055%, 6/1/33 (a)(d)(f)	$5,407,204	$4,379,835
3.064%, 6/1/33 (a)(d)(f)	828,472	671,063
MM Community Funding III
Series 2002, 3.480%, 5/1/32 (a)(d)(f)	4,862,647	4,388,539
RFT Issuer Ltd.
Series 2015-FL1, Class B, 4.869%, 8/15/30 (a)(d)	2,000,000	2,004,292
Trapeza LLC
Series 2004-7A, Class A1, 1.566%, 1/25/35 (a)(d)(f)	2,995,823	2,613,855
Series 2007-12A, Class A1, 1.440%, 4/6/42 (a)(d)(f)	1,530,251	1,262,457
Total Collateralized Debt Obligations (cost $19,490,183)		19,588,201

COLLATERALIZED LOAN OBLIGATIONS – 2.0%
Black Diamond CLO Ltd.
Series 2006-1A, Class E, 4.470%, 4/29/19 (a)(d)	4,000,000	4,011,000
Franklin CLO Ltd.
Series 2007-6, 3.430%, 8/9/19 (a)(d)	1,500,000	1,495,829
Gale Force CLO Ltd.
Series 2007-3A, Class E, 4.658%, 4/19/21 (a)(d)	3,827,191	3,833,315
Hillmark Funding Ltd.
Series 2006-1A, Class C, 2.872%, 5/21/21 (a)(d)	5,250,000	5,182,523
Mountain View Funding CLO
Series 2007-3A, Class E, 4.808%, 4/16/21 (a)(d)	4,000,000	4,011,879
Total Collateralized Loan Obligations (cost $18,555,053)		18,534,546

COMMERCIAL MORTGAGE-BACKED
SECURITIES – AGENCY – 1.4%
Fannie Mae-Aces
Series 2010-M6, Class SA, 5.366%, 9/25/20 (a)(h)	1,977,460	232,124
FREMF Mortgage Trust
Series 2014-KF05, Class B, 4.983%, 9/25/21 (a)(d)	2,202,485	2,202,086
Series 2015-KF08, Class B, 5.833%, 2/25/22 (a)(d)	2,265,814	2,327,678
Series 2015-KF12, Class B, 8.124%, 9/25/22 (a)	1,269,451	1,351,477
Series 2017-KF28, Class B, 4.991%, 1/25/24 (a)(d)	1,991,701	2,013,824
Series 2017-KF29, Class B, 4.533%, 2/25/24 (a)(d)	1,499,839	1,511,181
Series 2017-KF30, Class B, 4.245%, 3/25/27 (a)(d)	2,525,000	2,529,734
GNMA REMIC Trust
Series 2012-25, Class IO, 0.708%, 8/16/52 (a)(h)	3,781,253	126,844
Series 2013-173, Class AC, 2.678%, 10/16/53 (a)	25,495	26,053
Total Commercial Mortgage-Backed Securities – Agency
(cost $12,250,895)		12,321,001

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2017 (Unaudited), Continued

	Principal
	Amount	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES – NON-AGENCY – 15.0%
Asset Securitization Corp.
Series 1996-D2, Class B1B, 8.259%, 2/14/29 (a)(d)	$208,797	$208,179
Banc of America Commercial Mortgage Trust
Series 2006-3, Class AM, 5.723%, 7/10/44 (a)	1,964,775	1,439,961
Bayview Commercial Asset Trust
Series 2005-1, Class M2, 1.474%, 4/25/35 (a)(d)	384,964	349,497
Series 2005-1A, Class B3, 5.524%, 4/25/35 (a)(d)	1,022,215	1,025,891
Series 2005-3A, Class M1, 1.464%, 11/25/35 (a)(d)	38,495	33,700
Series 2005-3A, Class M2, 1.514%, 11/25/35 (a)(d)	1,539,803	1,316,796
Series 2005-4A, Class A1, 1.324%, 1/25/36 (a)(d)	2,124,840	1,971,712
Series 2006-1A, Class M2, 1.424%, 4/25/36 (a)(d)	428,740	364,616
Series 2006-2A, Class M1, 1.334%, 7/25/36 (a)(d)	519,302	449,534
Series 2006-2A, Class M4, 1.444%, 7/25/36 (a)(d)	922,803	772,397
Series 2006-2A, Class B1, 1.894%, 7/25/36 (a)(d)	357,232	286,101
Series 2007-3, Class A2, 1.314%, 7/25/37 (a)(d)	1,755,874	1,468,996
Series 2007-3, Class M2, 1.331%, 7/25/37 (a)(d)	1,478,311	1,119,934
Bayview Financial Acquisition Trust
Series 2005-A, Class A1, 2.044%, 2/28/40 (a)(d)	3,425,263	2,878,123
Bayview Financial Revolving Asset Trust
Series 2005-E, Class A2A, 1.974%, 12/28/40 (a)(d)	2,562,208	2,299,894
Series 2005-E, Class A1, 2.044%, 12/28/40 (a)(d)	3,283,657	2,945,286
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW11, Class D, 5.328%, 3/11/39 (a)(d)	1,800,000	365,753
Series 2005-PW10, Class C, 5.606%, 12/11/40 (a)	7,292,595	6,946,850
CBA Commercial Small Balance Commercial Mortgage
Series 2006-2A, Class A, 5.540%, 1/25/39 (d)(g)	3,335,332	2,817,939
CDGJ Commercial Mortgage Trust
Series 2014-BXCH, Class DPB, 4.839%, 12/15/27 (a)(d)	6,186,300	6,237,786
CFCRE Commercial Mortgage Trust
Series 2015-RUM, Class D, 4.789%, 7/15/30 (a)(d)	2,570,000	2,564,585
Citigroup Commercial Mortgage Trust
Series 2015-SSHP, Class D, 4.209%, 9/15/27 (a)(d)	3,600,000	3,612,834
CNL Commercial Mortgage Loan Trust
Series 2003-1A, Class A1, 1.489%, 5/15/31 (a)(d)	768,518	701,169
Colony American Homes
Series 2014-1A, Class A, 2.151%, 5/17/31 (a)(d)	2,011,967	2,013,978
Colony Starwood Homes Trust
Series 2016-2A, Class E, 4.351%, 12/17/33 (a)(d)	8,785,000	9,079,821
Series 2016-2, Class A, 2.251%, 12/19/33 (a)(d)	1,406,775	1,418,430

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2017 (Unaudited), Continued

	Principal
	Amount	Value
COMM Mortgage Trust
Series 2014-FL4, Class D, 2.595%, 7/15/31 (a)(d)	$7,571,000	$7,510,989
Series 2014-FL5, Class D, 4.989%, 10/17/31 (a)(d)	8,771,000	8,179,473
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-C3, Class J, 4.231%, 5/15/38 (a)(d)	2,082,320	2,037,127
Credit Suisse Mortgage Trust
Series 2016-MFF, Class D, 5.178%, 11/15/33 (a)(d)(f)	5,000,000	5,033,700
Series 2008-C1, Class AJ, 6.520%, 2/15/41 (a)(d)	5,380,000	3,993,580
FirstKey Lending Trust
Series 2015-SFR1, Class E, 4.790%, 3/11/47 (a)(d)	4,722,000	4,533,908
FMMHR
Series 2015-R1, Class C3, 5.930%, 11/25/52 (f)	6,077,524	5,044,345
GCCFC Commercial Mortgage Trust
Series 2005-GG3, Class F, 5.287%, 8/12/42 (a)(d)	3,000,000	2,744,060
GS Mortgage Securities Trust
Series 2014-GSFL, Class D, 4.889%, 7/15/31 (a)(d)	3,854,000	3,863,212
Series 2014-GSFL, Class E, 6.939%, 7/15/31 (a)(d)	1,275,000	1,264,970
GSCCRE Commercial Mortgage Trust
Series 2015-HULA, Class D, 4.742%, 8/16/32 (a)(d)	1,000,000	1,009,015
Home Partners of America Trust
Series 2016-1, Class A, 2.651%, 3/17/33 (a)(d)	2,808,519	2,846,283
Invitation Homes Trust
Series 2014-SFR2, Class D, 3.744%, 9/17/31 (a)(d)	1,500,000	1,502,466
Series 2014-SFR3, Class E, 5.501%, 12/18/31 (a)(d)	1,717,306	1,728,624
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2001-CIBC, Class G, 5.775%, 3/15/33 (d)	408,044	305,964
Series 2016-WPT, Class E, 5.989%, 10/17/33 (a)(d)	4,420,000	4,514,639
Series 2007-LDP12, Class B, 6.264%, 2/15/51 (a)	805,000	582,936
Series 2007-LDP12, Class AJ, 6.264%, 2/15/51 (a)	1,400,000	1,360,821
Lehman Brothers Small Balance Commercial
Series 2006-2A, Class M1, 1.314%, 9/25/36 (a)(d)	1,915,000	1,774,189
Series 2006-2A, Class M2, 1.414%, 9/25/36 (a)(d)	2,850,000	2,492,756
Series 2006-2A, Class B, 1.924%, 9/25/36 (a)(d)	1,500,000	226,836
Progress Residential Trust
Series 2016-SFR1, Class E, 4.851%, 9/19/33 (a)(d)	1,025,000	1,067,345
Series 2016-SFR2, Class E, 4.551%, 1/20/34 (a)(d)	1,075,000	1,113,938
Tricon American Homes Trust
Series 2016-SFR1, Class E, 4.878%, 11/17/33 (d)	9,943,000	10,344,683
Velocity Commercial Capital Loan Trust
Series 2006-C28, Class B, 5.350%, 5/25/47 (a)(d)	2,000,000	2,020,613
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class B, 5.672%, 10/15/48 (a)	4,265,000	4,318,378
Total Commercial Mortgage-Backed
Securities – Non-Agency (cost $137,014,006)		136,104,612

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2017 (Unaudited), Continued

	Principal
	Amount	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES – AGENCY – 0.2%
FHLMC Structured Pass Through Securities
Series T-048, Class 1A4, 5.538%, 7/25/33	$8,008	$8,829
Series T-067, Class 1A1C, 3.148%, 3/25/36 (a)	101,657	105,330
FNMA Pool
Series #646948, 7.500%, 6/1/32	16,288	18,481
Series #765657, 3.375%, 1/1/34 (a)	20,876	22,286
Series #745029, 3.098%, 4/1/35 (a)	35,153	37,166
Series #871313, 5.500%, 5/1/36	7,539	7,769
Series #256370, 5.500%, 6/1/36	40,983	44,626
Series #909469, 3.383%, 2/1/37 (a)	45,708	48,171
Series #888534, 5.000%, 8/1/37	36,715	38,722
Series #995851, 6.500%, 10/1/37	41,204	46,101
Series #257138, 5.000%, 3/1/38	32,160	34,058
FNMA REMIC Trust
Series 2001-W4, Class AV1, 1.304%, 2/25/32 (a)	52,951	52,348
Series 2002-W11, Class 2A9, 5.478%, 11/25/32 (g)	195,146	208,777
Series 2003-T2, Class A1, 1.496%, 3/25/33 (a)	60,892	59,633
Series 2007-30, Class ZM, 4.250%, 4/25/37	47,718	53,661
Series 2007-W8, Class 1A5, 6.327%, 9/25/37 (a)	24,721	26,139
Series 2013-53, Class CB, 2.000%, 10/25/40	152,351	150,492
Series 2001-50, Class BA, 7.000%, 10/25/41	24,347	27,805
Series 2003-W2, Class 2A9, 5.900%, 7/25/42	53,582	60,151
Series 2003-W4, Class 2A, 6.159%, 10/25/42 (a)	16,553	19,637
Series 2004-T3, Class 2A, 3.418%, 8/25/43 (a)	85,149	90,254
Series 2004-W9, Class 1A3, 6.050%, 2/25/44	28,664	32,484
Freddie Mac REMIC
Series 2455, Class DK, 6.500%, 5/15/32	15,161	17,097
GNMA I Pool
Series #749337, 2.700%, 1/15/41	93,833	93,801
GNMA II Pool
Series #745378, 5.000%, 6/20/40	68,597	74,162
Series #710061, 4.650%, 12/20/60 (a)	41,089	41,754
Series #751746, 4.866%, 6/20/61 (a)	51,621	52,901
Series #751409, 4.624%, 7/20/61 (a)	55,423	57,038
Series #898728, 3.550%, 9/20/63 (a)	54,106	59,192
Series #AG8025, 3.365%, 10/20/63 (a)	142,643	153,728
Total Residential Mortgage-Backed
Securities – Agency (cost $1,713,914)		1,742,593

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2017 (Unaudited), Continued

	Principal
	Amount	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES – NON-AGENCY – 66.2%
ABN AMRO Mortgage Corp.
Series 2003-13, Class A3, 5.500%, 1/25/34	$54,097	$54,658
ABSC Long Beach Home Equity Loan Trust
Series 2000-LB1, Class AF5, 8.008%, 9/21/30 (a)	582,183	584,209
Aegis Asset Backed Securities Trust
Series 2006-1, Class A2, 1.161%, 1/25/37 (a)	2,702,593	1,951,635
AFC Home Equity Loan Trust
Series 1997-3, Class 1A4, 7.470%, 9/25/27 (g)	291,413	290,286
Series 1998-4, Class 2A2, 1.954%, 11/25/28 (a)	438,482	407,945
Series 2000-1, Class 1A, 1.754%, 3/25/30 (a)	60,769	57,280
Series 2000-2, Class 2A, 1.691%, 6/25/30 (a)	713,864	676,647
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11, 1.602%, 10/25/46 (a)	11,569,965	9,560,992
Series 2007-2, Class A1, 1.116%, 3/25/47 (a)	8,056,214	6,855,793
American Home Mortgage Investment Trust
Series 2007-A, Class 13A1, 6.600%, 1/25/37 (d)(g)	280,425	148,514
Amresco Residential Securities Mortgage Loan Trust
Series 1999-1, Class M1, 2.241%, 11/25/29 (a)	1,663,270	1,661,823
Asset Backed Funding Certificates
Series 2002-WF2, Class M2, 3.124%, 2/25/32 (a)	6,523	7,109
Series 2004-AHL1, Class M1, 1.804%, 9/25/33 (a)	5,141,504	4,661,412
Series 2005-WMC1, Class M3, 1.726%, 6/25/35 (a)	9,705,762	9,238,756
Asset Backed Securities Corp. Home Equity Loan Trust
Series 1999-LB1, Class A1F, 7.110%, 6/21/29	2,041,501	2,145,410
Series 2005-HE2, Class M4, 2.254%, 2/25/35 (a)	498,424	302,412
Banc of America Alternative Loan Trust
Series 2004-2, Class 1A1, 6.000%, 3/25/34	5,985,614	6,097,824
Series 2006-4, Class 1A3, 6.000%, 5/25/46	2,427,408	1,804,036
Banc of America Funding Corp.
Series 2009-R15, Class 5A3, 5.500%, 6/28/21 (d)	1,069,103	1,041,293
Series 2004-B, Class 1A1, 3.005%, 12/20/34 (a)	85,280	68,027
Series 2004-B, Class 3A2, 3.428%, 12/20/34 (a)	1,053,115	536,919
Series 2005-F, Class 1X, 1.670%, 9/20/35 (h)	1,728,431	130,587
Series 2008-R4, Class 1A4, 1.432%, 7/25/37 (a)(d)	3,145,120	2,016,767
Series 2010-R6, Class 3A4, 6.250%, 9/28/37 (d)	961,000	928,532
Series 2010-R6, Class 3A3, 6.250%, 9/28/37 (d)	970,000	978,239
Series 2007-5, Class 7A2, 39.711%, 7/25/47 (a)	180,999	385,712
Banc of America Mortgage Securities
Series 2004-7, Class 4A1, 5.000%, 8/25/19	9,488	9,522
Series 2004-A, Class 3A1, 3.622%, 2/25/34 (a)	32,244	31,226
Series 2007-1, Class 1A4, 6.000%, 3/25/37	3,635,219	3,428,548

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2017 (Unaudited), Continued

	Principal
	Amount	Value
Bayview Financial Acquisition Trust
Series 2006-D, Class 1A5, 5.668%, 12/28/36 (g)	$789,244	$813,407
Series 2005-C, Class M4, 2.193%, 6/28/44 (a)	3,037,000	2,578,252
Bayview Financial Asset Trust
Series 2007-SR1A, Class A, 1.474%, 3/25/37 (a)(d)	890,458	756,018
Series 2007-SR1A, Class M1, 1.824%, 3/25/37 (a)(d)	560,374	492,883
Series 2007-SR1A, Class M2, 1.924%, 3/25/37 (a)(d)	304,496	260,263
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-5, Class 2A, 3.684%, 7/25/34 (a)	22,031	21,929
Series 2004-6, Class 2A2, 3.324%, 9/25/34 (a)	242,080	211,094
Series 2004-8, Class 12A1, 3.922%, 11/25/34 (a)	18,912	17,338
Series 2005-12, Class 24A1, 3.213%, 2/25/36 (a)	144,576	135,369
Bear Stearns ALT-A Trust
Series 2004-12, Class 2A6, 3.325%, 1/25/35 (a)	310,041	289,833
Series 2004-12, Class 2A4, 3.359%, 1/25/35 (a)	567,532	518,529
Bear Stearns Asset Backed Securities Trust
Series 2005-CL1, Class A1, 1.302%, 9/25/34 (a)	1,924,018	1,850,146
Series 2005-SD4, Class 1X, 0.525%, 9/25/35 (a)(h)	9,765,385	237,553
Bear Stearns Mortgage Securities, Inc.
Series 1997-6, Class 1A, 6.265%, 3/25/31 (a)	303,198	304,844
Carrington Mortgage Loan Trust
Series 2006-NC2, Class A3, 1.141%, 6/25/36 (a)	18,021,102	17,349,977
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-1, Class 1A5, 5.914%, 10/25/32 (g)	101,047	102,509
Chase Mortgage Finance Corp.
Series 2007-A3, Class 1A7, 3.255%, 12/25/37 (a)	466,116	419,915
ChaseFlex Trust
Series 2005-1, Class 2A4, 5.500%, 2/25/35	420,093	382,022
Chevy Chase Mortgage Funding Corp.
Series 2005-1, Class A2, 1.480%, 1/25/36 (a)(d)	408,123	371,629
Series 2005-C, Class A2, 1.271%, 10/25/46 (a)(d)	569,948	446,975
Citicorp Mortgage Securities Trust
Series 2006-3, Class 1A18, 6.000%, 6/25/36	265,503	265,647
Citigroup Mortgage Loan Trust
Series 2014-A, Class B3, 5.456%, 1/25/35 (a)(d)	2,004,978	2,067,080
Series 2014-A, Class B4, 5.458%, 1/25/35 (a)(d)	1,759,085	1,758,986
Series 2009-11, Class 6A2, 2.374%, 10/25/35 (a)(d)	2,373,058	1,910,788
Series 2009-6, Class 16A2, 6.000%, 3/25/36 (a)(d)	2,160,973	1,805,610
Series 2006-AR5, Class 1A3A, 3.354%, 7/25/36 (a)	216,044	173,708
Series 2007-10, Class 2A3A, 3.541%, 9/25/37 (a)	543,407	455,688
Series 2007-FS1, Class 2A1A, 2.024%, 10/25/37 (a)(d)	4,422,289	3,324,487

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2017 (Unaudited), Continued

	Principal
	Amount	Value
CitiMortgage Alternative Loan Trust
Series 2006-A4, Class IA, 6.000%, 9/25/36	$2,445,215	$2,290,873
Series 2006-A5, Class 3A1, 6.000%, 10/25/36	163,344	149,298
COLT Funding LLC
Series 2017-1, Class B1, 5.019%, 5/27/47 (a)(d)	3,700,000	3,708,602
Conseco Finance Home Loan Trust
Series 2000-E, Class B1, 10.260%, 8/15/31 (a)	360,320	388,016
Countrywide Alternative Loan Trust
Series 2003-J3, Class 2A1, 6.250%, 12/25/33	12,897	13,240
Series 2004-15, Class 2A2, 3.256%, 9/25/34 (a)	849,918	729,972
Series 2005-54, Class CB, 5.500%, 11/25/35 (f)	1,031,850	732,614
Series 2008-2R, Class 2A1, 6.000%, 8/25/37	136,042	107,054
Series 2008-2R, Class 3A1, 6.000%, 8/25/37	106,448	88,736
Series 2007-23CB, Class A7, 1.391%, 9/25/37 (a)	8,067,711	5,240,841
Countrywide Asset-Backed Certificates
Series 2004-S1, Class M1, 5.252%, 2/25/35 (g)	23,754	23,670
Countrywide Home Loans
Series 2003-15, Class 2A1, 5.000%, 6/25/18	291,611	234,818
Series 2003-J8, Class 2A1, 5.000%, 9/25/18	7,626	7,667
Series 2006-21, Class A8, 5.750%, 12/1/31	1,388,415	1,226,703
Series 2002-19, Class 1A1, 6.250%, 11/25/32	300,541	312,291
Series 2003-56, Class 9A1, 2.638%, 12/25/33 (a)	96,062	89,508
Series 2004-10, Class A4, 5.250%, 7/25/34	163,000	163,384
Series 2004-15, Class 3A, 3.193%, 10/20/34 (a)	772,532	666,047
Series 2005-11, Class 1A2, 3.822%, 4/25/35 (a)	554,218	482,648
Series 2005-30, Class A2, 16.023%, 1/25/36 (a)	51,100	67,094
Series 2006-J1, Class 2A1, 5.500%, 2/25/36	1,585,834	1,557,049
Series 2007-HYB1, Class 3A1, 3.185%, 3/25/37 (a)	147,884	123,266
Series 2007-J3, Class A4, 6.000%, 7/25/37	887,659	723,153
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-23, Class 2A8, 4.500%, 10/25/18	12,246	12,270
Series 2003-AR9, Class CB1, 3.352%, 3/25/33 (a)	133,152	113,558
Series 2003-AR18, Class 4M3, 3.891%, 7/25/33 (a)	1,219,405	1,008,787
Series 2003-23, Class 5A1, 6.000%, 9/25/33	30,222	31,367
Series 2004-AR1, Class 6M2, 2.624%, 2/25/34 (a)	867,566	741,387
Credit Suisse Mortgage Trust
Series 2007-5R, Class A5, 6.500%, 7/26/36	244,809	152,932
Series 2006-9, Class 2A1, 5.500%, 11/25/36	802,709	759,153
Series 2006-9, Class 4A1, 6.000%, 11/25/36	1,015,202	838,241
Series 2006-9, Class 4A13, 6.500%, 11/25/36	2,527,297	2,167,188
Series 2011-6R, Class 4A2, 3.588%, 4/30/37 (a)(d)	710,818	628,269
CSAB Mortgage Backed Trust
Series 2006-2, Class A5A, 6.080%, 9/25/36 (g)	2,811,283	1,764,843

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2017 (Unaudited), Continued

	Principal
	Amount	Value
CSMC Mortgage-Backed Trust
Series 2006-3, Class 1A4A, 5.896%, 4/25/36 (g)	$2,559,421	$1,809,591
Deutsche Alt-A Securities, Inc.
Series 2003-3, Class 4A1, 5.000%, 10/25/18	32,297	32,604
Series 2007-AR3, Class 1A2, 1.201%, 5/25/37 (a)	1,514,013	1,226,661
Equity One ABS, Inc.
Series 2001-3, Class AV1, 1.664%, 5/25/32 (a)	1,188,259	981,201
Series 2004-3, Class AV2, 1.671%, 7/25/34 (a)	88,113	75,588
Series 2004-3, Class M2, 4.689%, 7/25/34 (g)	1,610,727	1,508,952
Fannie Mae Connecticut Avenue Securities
Series 2014-C01, Class M2, 5.391%, 1/25/24 (a)	1,525,000	1,725,380
Series 2014-C02, Class 1M2, 3.590%, 5/28/24 (a)	4,775,000	4,999,901
Series 2014-C03, Class 2M2, 3.891%, 7/25/24 (a)	1,025,000	1,077,137
Series 2014-C03, Class 1M2, 3.991%, 7/25/24 (a)	2,400,000	2,539,519
Series 2015-C03, Class 2M2, 6.024%, 7/25/25 (a)	1,475,000	1,638,926
Series 2016-C06, Class 1M1, 2.291%, 4/25/29 (a)	5,412,526	5,482,793
Series 2017-C01, Class 1M1, 2.291%, 7/25/29 (a)	2,937,111	2,962,113
Series 2017-C02, Class 2M2, 4.641%, 9/25/29 (a)	2,640,000	2,789,297
Series 2017-C03, Class 1M1, 1.974%, 10/25/29 (a)	9,830,594	9,863,869
Series 2017-C03, Class 1M2, 4.024%, 10/25/29 (a)	1,250,000	1,278,473
Series 2017-C04, Class 2M1, 2.066%, 11/26/29 (a)	11,000,000	11,035,576
Series 2017-C04, Class 2M2, 4.066%, 11/26/29 (a)	1,875,000	1,888,746
First Franklin Mortgage Loan Trust
Series 2003-FF5, Class M3, 3.499%, 3/27/34 (a)	922,884	786,423
First Horizon Alternative Mortgage Securities
Series 2006-AA4, Class 1A1, 3.250%, 7/25/36 (a)	254,855	202,361
First Horizon Mortgage Pass-Through Trust
Series 2006-AR2, Class 1A1, 1.750%, 7/25/36 (a)	67,464	54,655
Series 2006-2, Class 1A7, 6.000%, 8/25/36	96,771	87,321
Series 2006-4, Class 1A11, 6.000%, 2/25/37	236,681	203,262
Freddie Mac Structured Agency
Series 2014-DN1, Class M3, 5.491%, 2/26/24 (a)	2,590,000	2,993,890
Series 2014-DN2, Class M3, 4.591%, 4/25/24 (a)	1,960,000	2,161,551
Series 2015-DNA2, Class M3F, 3.891%, 12/27/27 (a)	3,925,000	4,158,457
Series 2015-DNA3, Class M3F, 4.916%, 4/25/28 (a)	19,498,000	21,266,441
Series 2016-HQA3, Class M3, 4.841%, 3/26/29 (a)	2,950,000	3,191,273
Series 2017-DNA1, Class M2R, 1.741%, 7/25/29 (a)(f)	4,613,000	4,062,208
Series 2017-DNA1, Class M1, 2.191%, 7/25/29 (a)	9,332,517	9,412,244
Series 2017-DNA1, Class M2I, 2.500%, 7/25/29 (h)	4,511,000	687,113
Series 2017-HQA1, Class M1, 2.191%, 8/27/29 (a)	4,169,490	4,197,030
Series 2017-DNA2, Class M2R, 1.936%, 10/25/29 (a)(f)	4,000,000	3,509,200
Series 2017-DNA2, Class M1, 2.186%, 10/25/29 (a)	16,923,549	17,093,067

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2017 (Unaudited), Continued

	Principal
	Amount	Value
GCAT
Series 2017-3, Class A1, 3.352%, 4/25/47 (d)(g)	$1,449,828	$1,454,920
GMACM Mortgage Loan Trust
Series 2003-GH2, Class A4, 5.500%, 10/25/33 (g)	259,532	256,917
GreenPoint Mortgage Funding Trust
Series 2005-AR4, Class 4A1A, 1.611%, 10/25/45 (a)	30,464,212	27,548,385
GSMPS Mortgage Loan Trust
Series 1998-2, Class A, 7.750%, 5/19/27 (a)(d)	113,868	117,279
GSR Mortgage Loan Trust
Series 2004-4, Class 2A4, 1.291%, 4/25/32 (a)	1,135,872	977,811
Series 2004-11, Class 1A1, 3.322%, 9/25/34 (a)	310,041	299,918
Series 2004-8F, Class 2A3, 6.000%, 9/25/34	15,507	16,049
Series 2004-10F, Class 8A3, 6.000%, 9/25/34	174	174
Series 2005-AR2, Class 1A3, 3.577%, 4/25/35 (a)	460,759	357,975
Series 2006-3F, Class 1A2, 5.500%, 3/25/36	82,830	80,660
HarborView Mortgage Loan Trust
Series 2006-2, Class 1A, 3.519%, 2/25/36 (a)	451,963	364,273
Series 2006-3, Class 1A, 3.473%, 6/19/36 (a)	313,537	198,644
HomeBanc Mortgage Trust
Series 2005-4, Class M2, 1.481%, 10/25/35 (a)	1,315,000	1,094,964
IMC Home Equity Loan Trust
Series 1998-3, Class A7, 6.720%, 8/20/29 (g)	1,290,530	1,303,536
Impac CMB Trust
Series 2002-9F, Class A1, 5.216%, 12/25/32 (g)	415,402	418,095
Series 2003-11, Class 2A1, 1.864%, 10/25/33 (a)	60,643	57,569
Series 2004-8, Class 3A, 1.844%, 8/25/34 (a)	127,626	119,643
Series 2004-4, Class 1A3, 1.864%, 9/25/34 (a)	7,262	7,200
Series 2004-6, Class M3, 2.041%, 10/25/34 (a)	424,290	375,830
Series 2004-5, Class 1M4, 2.641%, 10/25/34 (a)	492,578	439,083
IndyMac INDX Mortgage Loan Trust
Series 2004-AR10, Class 2A1, 1.824%, 5/25/34 (a)	61,984	58,387
Series 2004-AR9, Class 1A, 3.276%, 11/25/34 (a)	409,096	379,070
Irwin Home Equity
Series 2004-A, Class M2, 2.866%, 1/25/34 (a)	193,690	192,732
JP Morgan Mortgage Acquisition Corp.
Series 2007-CH3, Class A5, 1.251%, 3/25/37 (a)(f)	25,325,000	23,742,187
JP Morgan Mortgage Trust
Series 2007-A1, Class 2A3, 3.184%, 7/25/35 (a)	732,481	657,848
Series 2017-2, Class AX3, 0.500%, 5/25/47 (d)(f)(h)	24,991,000	616,965
JP Morgan Resecuritization Trust
Series 2014-3, Class 3A1, 0.266%, 9/26/36 (a)(d)	2,492,887	2,430,059
Lehman Home Equity Loan Trust
Series 1998-1, Class A1, 7.000%, 5/25/28	23,904	5,740

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2017 (Unaudited), Continued

	Principal
	Amount	Value
Lehman Mortgage Trust
Series 2005-3, Class 1A3, 5.500%, 1/25/36	$26,892	$22,628
Series 2006-8, Class 2A1, 1.411%, 12/25/36 (a)	2,930,025	1,460,294
Series 2008-4, Class A1, 1.404%, 1/25/37 (a)	7,306,906	3,853,936
Series 2007-5, Class PO1, 0.000%, 6/25/37 (i)	118,735	96,071
Series 2007-8, Class 3A1, 7.250%, 9/25/37	5,488,670	2,764,252
Series 2007-9, Class AP, 0.000%, 10/25/37 (i)	202,872	167,276
Lehman XS Trust
Series 2006-14N, Class 2A, 1.191%, 9/25/46 (a)	9,982,757	8,419,839
Long Beach Mortgage Loan Trust
Series 2004-5, Class A5, 1.584%, 9/25/34 (a)	538,422	523,581
Series 2006-WL3, Class 2A4, 1.591%, 1/25/36 (a)	24,925,000	18,287,018
LSTAR Securities Investment Ltd.
Series 2017-2, Class A1, 2.983%, 2/1/22 (a)(d)	6,703,215	6,678,145
Series 2017-2, Class A2, 4.483%, 2/1/22 (a)(d)(f)	11,300,000	11,300,000
Series 2017-3, Class A1, 2.993%, 4/1/22 (a)(d)(f)	2,950,356	2,932,111
MASTR Adjustable Rate Mortgages Trust
Series 2004-1, Class 1A1, 3.050%, 1/25/34 (a)	23,644	23,429
Series 2004-8, Class 7A1, 3.598%, 9/25/34 (a)	12,235	12,074
Series 2004-15, Class 6A1, 1.354%, 12/25/34 (a)	297,153	259,235
MASTR Alternative Loans Trust
Series 2004-8, Class 8A1, 6.000%, 7/25/34	55,690	56,593
Series 2006-1, Class A2, 1.691%, 2/25/36 (a)	5,368,994	3,252,377
MASTR Asset Backed Securities Trust
Series 2003-WMC2, Class M5, 5.036%, 8/25/33 (a)	681,049	661,881
Merrill Lynch Mortgage Backed Securities Trust
Series 2007-1, Class 2A1, 3.519%, 4/25/37 (a)	533,973	465,121
Merrill Lynch Mortgage Investors Trust
Series 2003-A2, Class 2M1, 3.626%, 3/25/33 (a)	68,101	57,776
MESA Trust Asset Backed Certificates
Series 2002-3, Class M2, 5.874%, 10/18/32 (a)(d)	14,810	14,883
Morgan Stanley Mortgage Loan Trust
Series 2004-6AR, Class 5A, 2.988%, 8/25/34 (a)	72,786	69,024
Series 2004-7AR, Class 1A, 3.300%, 9/25/34 (a)	44,677	43,492
Series 2007-14AR, Class 5A1, 3.021%, 11/25/37 (a)	3,006,871	1,727,087
Nationstar HECM Loan Trust
Series 2017-1A, Class M2, 4.704%, 5/25/27 (d)(f)	2,000,000	1,999,996
Nationstar Mortgage Loan Trust
Series 2013-A, Class B4, 5.584%, 12/25/52 (a)(d)	1,291,541	1,390,619
New Century Alternative Mortgage Loan Trust
Series 2006-ALT2, Class AF2, 5.229%, 10/25/36 (a)	255,314	138,533
New Residential Mortgage Loan Trust
Series 2014-1A, Class B1IO, 1.047%, 1/25/54 (a)(d)(h)	427,854	17,994

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2017 (Unaudited), Continued

	Principal
	Amount	Value
Nomura Asset Acceptance Corp.
Series 2001-R1A, Class A, 6.808%, 2/19/30 (a)(d)	$328,671	$323,306
Series 2004-R1, Class A2, 7.500%, 3/25/34 (d)	958,073	947,133
Series 2005-AP3, Class A3, 5.318%, 8/25/35 (a)	506,488	313,762
Series 2006-AR1, Class 3A, 3.557%, 2/25/36 (a)	1,597,063	1,408,027
Series 2006-AF1, Class 5A, 4.061%, 6/25/36 (a)	950,907	844,439
Oakwood Mortgage Investors, Inc.
Series 2002-A, Class A1, 1.239%, 9/15/17 (a)	179,079	165,814
Option One Mortgage Loan Trust
Series 2007-HL1, Class 2A2, 1.241%, 2/25/38 (a)	652,996	527,245
PAMEX Mortgage Trust
Series 1999-A, Class M2, 2.691%, 7/25/29 (a)(d)(f)	75,744	62,792
PHH Alternative Mortgage Trust
Series 2007-2, Class 3A1, 6.000%, 5/25/37	1,488,284	1,346,885
PNC Mortgage Securities Corp.
Series 1999-10, Class DB1, 7.753%, 11/25/29 (a)	111,474	118,237
Prime Mortgage Trust
Series 2005-5, Class 1A1, 7.000%, 7/25/34	622,513	592,936
Series 2005-5, Class 1A3, 8.000%, 7/25/34	134,386	126,270
Series 2005-5, Class 2A4, 5.500%, 11/25/35	16,700	15,946
RAAC Series Trust
Series 2004-SP1, Class AI3, 6.118%, 3/25/34 (g)	18,875	19,361
RBSGC Mortgage Pass-Through Certificates
Series 2008-B, Class A1, 6.000%, 6/25/37 (d)	315,392	291,950
RBSSP Resecuritization Trust
Series 2009-7, Class 9A3, 5.000%, 9/26/36 (d)	2,074,903	1,534,436
Series 2009-7, Class 6A2, 0.000%, 10/26/36 (a)(d)	1,051,745	854,458
Residential Accredit Loans, Inc.
Series 2005-QA11, Class 3A1, 3.786%, 10/25/35 (a)	3,337,524	1,968,274
Series 2005-QS15, Class 3A, 6.000%, 10/25/35	6,220,368	5,641,722
Residential Asset Mortgage Products, Inc.
Series 2004-RS8, Class MII2, 2.749%, 8/25/34 (a)	1,013,975	824,619
Series 2007-A6, Class 1A4, 6.000%, 6/25/37	5,731,039	5,258,187
Residential Funding Mortgage Securities I, Inc.
Series 2004-S9, Class 1A23, 5.500%, 12/25/34	2,269,240	2,281,505
Series 2005-SA3, Class 1A, 3.354%, 8/25/35 (a)	443,752	342,303
Series 2006-S5, Class A4, 0.000%, 6/25/36 (i)	118,676	86,513
Series 2006-S6, Class A14, 6.000%, 7/25/36	5,460,565	5,288,907
Series 2007-S5, Class AP, 0.000%, 5/25/37 (i)	636,089	451,233
Residential Funding Mortgage Securities II, Inc.
Series 2001-HI3, Class AI7, 7.560%, 7/25/26 (g)	4,826	4,813

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2017 (Unaudited), Continued

	Principal
	Amount	Value
Residential Funding Securities Corp.
Series 2002-RP1, Class A1, 1.851%, 3/25/33 (a)(d)	$1,002,880	$938,011
Series 2003-RP2, Class M2, 4.741%, 7/25/41 (a)(d)	709,517	720,300
SACO I Trust
Series 2005-1, Class M2, 2.074%, 3/25/35 (a)(d)	273,395	255,087
Salomon Brothers Mortgage Securities VII
Series 2002-CIT1, Class M3, 3.199%, 5/25/32 (a)	355,102	324,497
Saxon Asset Securities Trust
Series 2001-2, Class AF5, 5.087%, 3/25/29 (g)	866,721	887,037
Series 2000-2, Class BV2, 3.091%, 7/25/30 (a)	1,545,846	1,591,587
Security National Mortgage Loan Trust
Series 2004-2, Class AV, 1.641%, 11/25/34 (a)(d)	1,044,331	973,601
Sequoia Mortgage Trust
Series 2017-1, Class AIO3, 0.500%, 2/25/47 (d)(f)(h)	17,091,347	396,573
Southern Pacific Secured Assets Corp.
Series 1998-1, Class A6, 7.080%, 3/25/28 (a)	293,950	294,515
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 1A3, 3.379%, 9/25/34 (a)	459,172	443,217
Series 2005-4, Class 1A1, 3.328%, 3/25/35 (a)	100,441	87,682
Series 2005-21, Class 3A1, 3.122%, 11/25/35 (a)	145,490	116,986
Structured Asset Investment Loan Trust
Series 2003-BC9, Class M1, 2.041%, 8/25/33 (a)	1,425,078	1,404,775
Structured Asset Securities Corp.
Series 2003-24A, Class 5A, 3.330%, 7/25/33 (a)	228,109	224,182
Series 2003-29, Class 3A1, 4.913%, 9/25/33 (a)	40,108	40,093
Series 2004-4XS, Class A3A, 5.453%, 2/25/34 (g)	1,768,915	1,791,194
Series 2005-1, Class 7A6, 5.500%, 2/25/35	883,272	858,276
Series 2007-GEL1, Class A3, 1.291%, 1/25/37 (a)(d)	1,720,000	772,213
SunTrust Adjustable Rate Mortgage Loan Trust
Series 2007-1, Class 1A1, 3.553%, 2/25/37 (a)	344,436	280,125
Terwin Mortgage Trust
Series 2004-4SL, Class B3, 6.438%, 3/25/34 (a)(d)	760,780	706,015
VOLT L LLC
Series 2016-NPL10, Class A1, 3.500%, 9/25/46 (d)(g)	12,571,424	12,645,890
VOLT LI LLC
Series 2016-NPL11, Class A1, 3.500%, 10/25/46 (d)(g)	4,739,829	4,757,237
VOLT LIV LLC
Series 2017-NPL1, Class A1, 3.500%, 2/25/47 (d)(g)	9,586,054	9,615,829
VOLT LIX LLC
Series 2017-NPL6, Class A1, 3.250%, 5/28/47 (d)(g)	13,325,000	13,325,000
Series 2017-NPL6, Class A2, 5.375%, 5/28/47 (d)(g)	3,650,000	3,643,679
VOLT LVI LLC
Series 2017-NPL3, Class A1, 3.500%, 3/25/47 (d)(g)	16,385,450	16,399,755

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2017 (Unaudited), Continued

	Principal
	Amount	Value
VOLT LVII LLC
Series 2017-NPL4, Class A1, 3.375%, 4/25/47 (d)(g)	$9,029,200	$9,050,155
VOLT LVIII LLC
Series 2017-NPL5, Class A1, 3.375%, 5/28/47 (d)(g)	21,542,000	21,598,944
Series 2017-NPL5, Class A2, 5.375%, 5/28/47 (d)(g)	2,837,000	2,814,853
VOLT NPL X LLC
Series 2014-NPL8, Class A1, 3.375%, 10/26/54 (d)(g)	2,057,498	2,058,688
VOLT XIX LLC
Series 2014-NP11, Class B3, 5.000%, 4/26/55 (d)(g)	1,825,000	1,831,441
VOLT XLVII LLC
Series 2016-NPL7, Class A1, 3.750%, 6/25/46 (d)(g)	6,404,921	6,435,707
VOLT XXV LLC
Series 2015-NPL8, Class A1, 3.500%, 6/26/45 (d)(g)	9,549,392	9,592,597
Series 2015-NPL8, Class A2, 4.500%, 6/26/45 (d)(g)	5,419,643	5,269,746
VOLT XXXV
Series 2016-NPL9, Class A1, 3.500%, 9/25/46 (d)(g)	9,795,913	9,810,514
VOLT XXXVIII LLC
Series 2015-NP12, Class A2, 4.500%, 9/25/45 (d)(g)	3,323,230	3,325,520
Wachovia Mortgage Loan Trust, LLC
Series 2005-B, Class 1A1, 3.276%, 10/20/35 (a)	366,718	329,877
WaMu Mortgage Pass-Through Certificates
Series 2002-S8, Class 2A7, 5.250%, 1/25/18	11,183	11,202
Series 2004-AR13, Class A1B2, 2.196%, 11/25/34 (a)	1,987,394	1,963,974
Series 2006-AR14, Class 1A1, 2.681%, 11/25/36 (a)	1,877,004	1,777,247
Series 2007-HY5, Class 2A3, 2.834%, 5/25/37	4,590,902	4,157,640
Washington Mutual Asset-Backed Certificates
Series 2007-HE2, Class 2A1, 1.091%, 2/25/37 (a)	22,462,620	9,197,326
Washington Mutual Mortgage Pass-Through Certificates
Series 2006-2, Class 2CB, 6.500%, 3/25/36	8,643,405	6,346,363
Series 2007-4, Class 1A5, 7.000%, 6/25/37	7,884,172	5,250,108
Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2004-RA3, Class 2A, 6.263%, 8/25/38 (a)	31,866	33,643
Wells Fargo Alternative Loan Trust
Series 2003-1, Class 1A2, 5.750%, 9/25/33	4,075,709	4,157,030
Series 2007-PA4, Class 1A1, 3.517%, 7/25/37 (a)	2,306,769	1,885,507
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR3, Class A4, 3.361%, 4/25/37 (a)	4,451,625	4,229,799
Series 2007-4, Class A21, 5.500%, 4/25/37	1,895,564	1,882,593
Series 2007-4, Class A18, 5.500%, 4/25/37	752,796	744,611
Total Residential Mortgage-Backed
Securities – Non-Agency (cost $603,548,822)		598,868,646

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2017 (Unaudited), Continued

	Principal
	Amount		Value
PRIVATE PLACEMENT
PARTICIPATION AGREEMENTS – 0.1%
BasePoint – BP SLL Trust, Series SPL-IV
10.000%, 5/31/19 (b)(f)	$669,852	$	$ 669,852
Total Private Placement Participation Agreements
(cost $669,852)			669,852

	Shares
SHORT-TERM INVESTMENTS – 0.8%
First American Government
Obligations Fund – Class Z, 0.66% (c)	6,953,770		6,953,770
Total Short-Term Investments (cost $6,953,770)			6,953,770
Total Investments (cost $909,983,402) – 100.0%			904,629,798
Liabilities less Other Assets – 0.0%			(5,032)
TOTAL NET ASSETS – 100.0%			$904,624,766

(a)	Variable rate security. Rate shown reflects the rate in effect at May 31, 2017.
(b)
Agreement is illiquid.  The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint – BP SLL Trust, Series SPL-IV.  As of May 31, 2017, the value of this investment was $669,852 or 0.1% of total net assets.

(c)	Rate shown is the 7-day annualized yield as of May 31, 2017.
(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  The Fund’s investment adviser has determined that such a security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of  May 31, 2017, the value of these investments was $445,198,242 or 49.2% of total net assets.

(e)	Security is a zero coupon bond. Zero coupon bonds are issued at a substantial discount from their value at maturity.
(f)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust.
(g)	Step-up bond; the interest rate shown is the rate in effect as of May 31, 2017.
(h)	Interest only security.
(i)	Principal only security.
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddi Mac K Series
GNMA – Government National Mortgage Association
REMIC – Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2017 (Unaudited)

	Principal
	Amount	Value
ASSET-BACKED SECURITIES – AGENCY – 0.6%
Small Business Administration Participation Certificates
Series 2009-P10A, Class 1, 4.727%, 2/10/19	$54,771	$56,952
Series 2009-10E, Class 1, 3.080%, 9/1/19	60,001	60,689
Series 2009-10B, Class 1, 4.233%, 9/10/19	93,960	96,167
Series 2012-10E, Class 1, 0.980%, 9/1/22	213	210
Total Asset-Backed Securities – Agency (cost $210,360)		214,018

ASSET-BACKED SECURITIES – NON-AGENCY – 21.6%
Blue Virgo Trust
Series 2015-1A, Class NOTE, 3.000%, 12/15/22 (c)(d)	388,229	390,621
Business Loan Express
Series 2003-1A, Class A, 1.991%, 4/25/29 (a)(c)	128,910	114,569
Conn’s Receivables Funding LLC
Series 2016-B, Class A, 3.730%, 10/15/18 (c)	128,947	129,200
Series 2017-A, Class A, 2.730%, 5/15/20 (c)	407,263	407,519
Diamond Resorts Owner Trust
Series 2013-1, Class A, 1.950%, 1/20/25 (c)	464,704	461,674
Series 2013-2, Class A, 2.270%, 5/20/26 (c)	485,843	483,139
DT Auto Owner Trust
Series 2015-3A, Class D, 4.530%, 10/17/22 (c)	140,000	143,183
Exeter Automobile Receivables Trust
Series 2014-1A, Class C, 3.570%, 7/15/19 (c)	540,244	543,464
GLS Auto Receivables Trust
Series 2016-1A, Class A, 2.730%, 10/15/20 (c)	242,054	241,299
Green Tree Agency Advance Funding Trust I
Series 2016-T1, Class DT1, 4.058%, 10/15/48 (c)(d)	150,000	149,137
Hilton Grand Vacations Trust
Series 2014-AA, Class A, 1.770%, 11/25/26 (c)	383,683	378,324
Kabbage Asset Securitization LLC
Series 2017-1, Class A, 4.571%, 3/15/22 (c)	475,000	487,507
Sierra Auto Receivables Securitization Trust
Series 2016-1A, Class A, 2.850%, 1/18/22 (c)	258,687	258,972
Skopos Auto Receivables Trust
Series 2015-2A, Class B, 5.710%, 2/15/21 (c)	500,000	505,603
SLM Private Credit Student Loan Trust
Series 2003-A, Class A3, 3.200%, 6/15/32 (a)	500,000	500,102
Series 2003-C, Class A5, 2.930%, 9/15/32 (a)	550,000	544,344
Series 2003-C, Class A3, 3.043%, 9/15/32 (a)	400,000	395,887
Series 2003-C, Class A4, 3.080%, 9/15/32 (a)	200,000	197,944
Series 2003-B, Class A3, 3.280%, 3/15/33 (a)	500,000	499,548

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2017 (Unaudited), Continued

	Principal
	Amount	Value
South Carolina Student Loan Corp.
Series 2013-1, Class A, 1.491%, 1/25/41 (a)	$231,941	$229,423
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A, 1.939%, 10/15/18 (a)(c)	390,000	389,818
Westgate Resorts LLC
Series 2015-1A, Class A, 2.750%, 5/20/27 (c)	299,407	300,460
Series 2017-1A, Class A, 3.050%, 12/20/30 (c)	479,998	481,343
XXIII Capital Financing 1 PLC
Series 2016-1, Class A, 3.732%, 6/30/21 (d)	226,707	226,707
Total Asset-Backed Securities – Non-Agency
(cost $8,408,683)		8,459,787

COLLATERALIZED DEBT OBLIGATIONS – 1.3%
Colony Mortgage Capital Ltd.
Series 2015-FL3, Class A, 2.942%, 9/5/32 (a)(c)(d)	60,655	60,655
Trapeza LLC
Series 2004-7A, Class A1, 1.566%, 1/25/35 (a)(c)(d)	252,660	220,446
Series 2007-12A, Class A1, 1.440%, 4/6/42 (a)(c)(d)	306,050	252,491
Total Collateralized Debt Obligations (cost $535,252)		533,592

COLLATERALIZED LOAN OBLIGATIONS – 11.0%
Babson CLO Ltd.
Series 2012-2A, Class A1R, 2.422%, 5/15/23 (a)(c)	72,373	72,471
Battalion CLO Ltd.
Series 2007-1A, Class D, 3.308%, 7/14/22 (a)(c)	250,000	249,530
Black Diamond CLO Ltd.
Series 2006-1A, Class E, 4.470%, 4/29/19 (a)(c)	500,000	501,375
Franklin CLO VI Ltd.
Series 2007-6, Class B, 1.630%, 8/9/19 (a)(c)	750,000	747,222
Global Leveraged Capital Credit Opportunity Fund
Series 2006-1A, Class C, 2.156%, 12/20/18 (a)(c)	35,197	35,159
Hillmark Funding Ltd.
Series 2006-1A, Class A1, 1.422%, 5/21/21 (a)(c)	23,870	23,879
PPM Grayhawk CLO Ltd.
Series 2007-1A, Class C, 2.558%, 4/18/21 (a)(c)	500,000	500,287
Rockwall CDO II Ltd.
Series 2007-1A, Class A1LB, 1.720%, 8/1/24 (a)(c)	247,558	247,639
Rosedale CLO Ltd.
Series 2006-1A, Class D1, 2.903%, 7/24/21 (a)(c)	1,396,632	1,397,714
Venture VIII CDO Ltd.
Series 2007-8A, Class D, 3.503%, 7/22/21 (a)(c)	500,000	500,780
Total Collateralized Loan Obligations (cost $4,265,530)		4,276,056

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2017 (Unaudited), Continued

	Principal
	Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – AGENCY – 0.0%
GNMA REMIC Trust
Series 2010-14, Class QP, 6.000%, 12/20/39	$5,037	$5,157
Series 2009-4, Class IO, 0.390%, 1/16/49 (a)(i)	383,264	7,509
Total Commercial Mortgage-Backed
Securities – Agency (cost $7,614)		12,666

COMMERCIAL MORTGAGE-BACKED
SECURITIES – NON-AGENCY – 20.2%
Banc of America Large Loan
Series 2010-UB4, Class A4B, 5.108%, 12/20/41 (a)(c)(d)	15,052	15,127
Bayview Commercial Asset Trust
Series 2004-1, Class M1, 1.584%, 4/25/34 (a)(c)	349,999	336,211
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PW10, Class C, 5.606%, 12/11/40 (a)	434,553	413,951
Series 2004-PWR5, Class F, 5.483%, 7/11/42 (a)(c)	171,538	174,674
CFCRE Commercial Mortgage Trust
Series 2015-RUM, Class A, 2.689%, 7/15/30 (a)(c)	490,000	491,385
Series 2015-RUM, Class B, 3.139%, 7/15/30 (a)(c)	500,000	493,284
Cherrywood SB Commercial Mortgage Loan Trust
Series 2016-1A, Class AFL, 3.641%, 3/25/49 (a)(c)(d)	419,979	421,029
Citigroup Commercial Mortgage Trust
Series 2015-SSHP, Class D, 4.039%, 9/15/27 (a)(c)	500,000	501,782
CNL Commercial Mortgage Loan Trust
Series 2003-1A, Class A1, 1.489%, 5/15/31 (a)(c)	211,066	192,569
Colony Starwood Homes
Series 2016-1A, Class C, 3.654%, 7/17/33 (a)(c)	325,000	331,266
COMM Mortgage Trust
Series 2014-FL4, Class C, 2.595%, 7/13/31 (a)(c)	62,349	61,853
Series 2014-FL4, Class D, 2.595%, 7/13/31 (a)(c)	430,000	426,592
Series 2014-FL5, Class B, 3.139%, 10/15/31 (a)(c)	450,000	451,938
Credit Suisse Mortgage Trust
Series 2006-OMA, Class B1, 5.466%, 5/15/23 (c)	530,000	556,544
DLJ Commercial Mortgage Trust
Series 1998-CF1, Class B6, 6.410%, 2/15/31 (c)	38,852	38,270
FREMF Mortgage Trust
Series 2013-KF02, Class C, 4.995%, 12/25/45 (a)(c)	361,005	367,844
Invitation Homes Trust
Series 2014-SFR2, Class B, 2.601%, 9/17/31 (a)(c)	1,000,000	1,001,250
Series 2014-SFR3, Class E, 5.501%, 12/17/31 (a)(c)	95,406	96,035
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-FL5, Class D, 4.489%, 7/15/31 (a)(c)	200,000	195,834

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2017 (Unaudited), Continued

	Principal
	Amount	Value
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class AJ, 4.770%, 7/15/56	$62,218	$62,250
Progress Residential Trust
Series 2016-SFR2, Class C, 3.201%, 1/17/34 (a)(c)	220,000	223,268
SWAY Residential Trust
Series 2014-1, Class E, 5.301%, 1/17/32 (a)(c)	216,544	217,431
Tricon American Homes Trust
Series 2015-SFR1, Class B, 2.651%, 5/17/32 (a)(c)	260,000	260,273
Velocity Commercial Capital Loan Trust
Series 2014-1, Class A, 2.991%, 9/25/44 (a)(c)	139,681	138,384
Series 2015-1, Class AFL, 3.421%, 6/25/45 (a)(c)(d)	237,828	238,423
Series 2016-1, Class AFL, 3.441%, 4/25/46 (a)(c)	181,986	185,981
Total Commercial Mortgage-
Backed Securities – Non-Agency (cost $7,845,912)		7,893,448

RESIDENTIAL MORTGAGE-BACKED
SECURITIES – AGENCY – 3.4%
FDIC Guaranteed Notes Trust
Series 2010-S2, Class 2A, 2.570%, 7/29/47 (c)	158,091	158,324
FHLMC
Series 129, Class H, 8.850%, 3/15/21	11,438	12,236
Series 3845, Class NA, 3.250%, 4/15/25	5,646	5,649
Series 3823, Class GA, 3.500%, 1/15/26	12,761	13,206
Series 3834, Class GA, 3.500%, 3/15/26	19,568	20,348
Series 4135, Class BQ, 2.000%, 11/15/42	91,692	82,609
Series T-62, Class 1A1, 1.892%, 10/25/44 (a)	273,010	276,521
FNMA
Series Pool #382521, 7.500%, 7/1/18	370,198	374,379
Series 2010-137, Class MC, 3.000%, 10/25/38	45,470	46,082
GNMA
Series 2008-55, Class WT, 5.450%, 6/20/37 (a)	20,770	22,501
Series 2009-75, Class LC, 4.000%, 10/20/38	5,380	5,436
Series 2010-144, Class DK, 3.500%, 9/16/39	126,343	130,847
Series 2010-150, Class GD, 2.500%, 9/20/39	52,776	53,041
Series 2013-H10, Class FA, 1.383%, 3/20/63 (a)	127,892	127,576
Total Residential Mortgage-Backed
Securities – Agency (cost $1,319,939)		1,328,755

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2017 (Unaudited), Continued

	Principal
	Amount	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES – NON-AGENCY – 21.8%
Aames Mortgage Trust
Series 2002-2, Class A2, 5.000%, 3/25/33 (h)	$12,796	$12,776
Accredited Mortgage Loan Trust
Series 2002-2, Class A3, 1.991%, 1/25/33 (a)	238,164	232,367
Series 2003-2, Class A3, 1.731%, 10/25/33 (a)	80,210	78,722
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A, 1.571%, 7/25/32 (a)	76,129	73,125
Series 2002-BC6, Class A1, 1.631%, 8/25/32 (a)	24,136	23,614
AMRESCO Residential Securities Corp.
Mortgage Loan Trust
Series 1998-2, Class A5, 7.300%, 2/25/28 (h)	300,916	301,333
Series 1998-3, Class A7, 1.471%, 7/25/28 (a)	150,057	146,259
Argent Securities, Inc.
Series 2003-W7, Class M2, 3.616%, 3/25/34 (a)	37,396	36,731
Series 2004-W9, Class A2, 1.664%, 6/26/34 (a)	154,606	147,507
Banc of America Mortgage Securities, Inc.
Series 2004-5, Class 4A1, 4.750%, 6/25/19	28,808	28,854
Series 2004-4, Class 1A12, 5.500%, 5/25/34	96,000	98,820
Series 2004-K, Class 4A1, 3.274%, 12/25/34 (a)	21,282	20,736
Bayview Financial Acquisition Trust
Series 2006-D, Class 1A5, 5.668%, 12/28/36 (h)	207,175	213,518
BCAP LLC Trust
Series 2012-RR3, Class 2A5, 2.858%, 5/26/37 (a)(c)	16,951	16,973
BCMSC Trust
Series 1999-B, Class A3, 7.180%, 12/15/29 (a)	87,004	37,356
Bear Stearns Asset Backed Securities Trust
Series 2005-CL1, Class A1, 1.302%, 9/25/34 (a)	732,250	704,135
Bear Stearns Mortgage Securities, Inc.
Series 1997-6, Class 1A, 6.265%, 3/25/31 (a)	69,581	69,959
CDC Mortgage Capital Trust
Series 2003-HE4, Class A1, 1.836%, 3/25/34 (a)	465,452	392,621
Centex Home Equity Loan Trust
Series 2003-A, Class AF4, 4.250%, 12/25/31 (h)	40,668	40,759
Series 2002-D, Class AF6, 4.660%, 12/25/32 (a)	1,403	1,417
COLT Funding LLC
Series 2016-1, Class A2, 3.500%, 5/25/46 (c)	253,362	255,407
Series 2017-1, Class A1, 2.614%, 5/27/47 (a)(c)	243,843	245,703
Series 2017-1, Class A3, 3.074%, 5/27/47 (a)(c)	243,843	245,677
ContiMortgage Home Equity Loan Trust
Series 1997-1, Class M1, 7.420%, 3/15/28	279,267	283,283

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2017 (Unaudited), Continued

	Principal
	Amount	Value
Countrywide Alternative Loan Trust
Series 2004-J3, Class 1A1, 5.500%, 4/25/34	$54,233	$55,210
Countywide Asset-Backed Certificates
Series 2004-BC1, Class M2, 2.560%, 1/25/34 (a)	7,684	7,386
Countrywide Home Loans
Series 2004-J1, Class 1A1, 4.500%, 1/25/19	2,191	2,200
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-6, Class 5A1, 4.500%, 9/25/19	83,706	83,247
Credit-Based Asset Servicing and Securitization
Series 2003-CB1, Class AF, 3.950%, 1/25/33 (h)	9	9
Delta Funding Home Equity Loan Trust
Series 1997-2, Class A7, 1.411%, 6/25/27 (a)	25,933	24,814
Equity One Mortgage Pass-Through Trust
Series 2004-2, Class AV2, 1.491%, 7/25/34 (a)	318,770	260,047
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4, 1.668%, 5/28/35 (a)	597,661	513,073
GMACM Home Equity Loan Trust
Series 2001-HE2, Class 1A1, 1.431%, 12/25/26 (a)	104,282	114,974
Series 2003-HE2, Class A5, 4.590%, 4/25/33 (h)	3,672	3,681
GMACM Mortgage Loan Trust
Series 2003-GH2, Class A4, 5.500%, 10/25/33 (h)	120,798	119,581
GSAA Trust
Series 2004-3, Class M1, 6.220%, 4/25/34 (h)	13,948	12,781
HSI Asset Securitization Corp. Trust
Series 2006-OPT2, Class 2A4, 1.281%, 1/25/36 (a)	8,850	8,861
Impac CMB Trust
Series 2002-9F, Class A1, 5.216%, 12/25/32 (h)	284,641	286,487
Series 2002-9F, Class M1, 5.867%, 12/25/32 (h)	42,639	43,006
Irwin Home Equity Loan Trust
Series 2005-1, Class M1, 5.920%, 6/25/35 (h)	186,686	188,871
JP Morgan Mortgage Trust
Series 2014-IVR3, Class D, 2.808%, 9/25/44 (a)(c)	600,401	599,278
LSTAR Securities Investment Ltd.
Series 2017-2, Class A2, 4.483%, 2/1/22 (a)(c)	250,000	250,000
MASTR Alternative Loan Trust
Series 2003-2, Class 5A1, 5.500%, 3/25/18	129,524	129,755
Mellon Residential Funding Corp.
Mortgage Pass-Through Trust
Series 1999-TBC3, Class A2, 2.610%, 10/20/29 (a)	114,175	112,514
Nomura Resecuritization Trust
Series 2014-5R, Class 1A1, 3.000%, 6/26/35 (a)(c)	41,958	41,717
RASC Trust
Series 2005-KS8, Class M3, 1.471%, 8/25/35 (a)	100,000	97,996

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2017 (Unaudited), Continued

	Principal
	Amount	Value
Residential Asset Mortgage Products, Inc.
Series 2004-RS8, Class MII1, 1.891%, 8/25/34 (a)	$257,703	$248,149
Residential Asset Securitization Trust
Series 2003-A5, Class A2, 5.500%, 6/25/33	74,566	75,168
Residential Funding Mortgage Securities II, Inc.
Series 2003-HI4, Class AI5, 6.260%, 2/25/29 (h)	112,836	115,219
Specialty Underwriting & Residential Finance Trust
Series 2003-BC3, Class A, 1.724%, 8/25/34 (a)	233,018	194,219
Structured Asset Securities Corp.
Series 2003-31A, Class 2A1, 3.263%, 10/25/33 (a)	453,886	460,676
Structured Asset Securities Corp.
Mortgage Pass-Through Certificates
Series 2003-S2, Class M1A, 1.966%, 12/25/33 (a)	51,422	50,454
Series 2003-S2, Class M1F, 5.370%, 12/25/33 (h)	154,267	154,007
Series 2004-4XS, Class A3A, 5.453%, 2/25/34 (h)	175,267	177,475
UCFC Home Equity Loan
Series 1998-D, Class MF1, 6.905%, 4/15/30	7,276	7,370
Verus Securitization Trust
Series 2017-1A, Class A3, 3.716%, 1/25/47 (c)(d)(h)	233,265	234,645
Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2003-MS2, Class 5A1, 5.750%, 2/25/33	128,477	130,090
Total Residential Mortgage-Backed
Securities – Non-Agency (cost $8,418,114)		8,510,612

U.S. TREASURY NOTES – 1.3%
U.S. Treasury Note
0.625%, 11/30/17	500,000	498,775
Total U.S. Treasury Notes (cost $500,110)		498,775

PRIVATE PLACEMENT PARTICIPATION AGREEMENTS – 2.1%
BasePoint – BP SLL Trust, Series SPL-IV
10.000%, 5/31/19 (d)(e)	167,463	167,463
BasePoint – BP SLL Trust, Series SPL-III
9.500%, 12/31/19 (d)(g)	500,000	500,000
BasePoint – BP SLL Trust, Series SPL-IV
9.500%, 12/31/19 (d)(f)	160,849	160,849
Total Private Placement Participation Agreements
(cost $828,312)		828,312

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2017 (Unaudited), Continued

	Principal
	Amount/Shares	Value
SHORT-TERM INVESTMENTS – 7.4%
Money Market Fund – 0.2%%
First American Government
Obligations Fund – Class Z, 0.66% (b)	93,333	$93,333

U.S. Government Agencies – 3.3%
Federal Home Loan Bank Discount
Notes, 0.91%, 7/17/17 (j)	$1,300,000	1,298,488

U.S. Treasury Bills – 3.9%
U.S. Treasury Bill, 0.746%, 6/15/17 (j)	1,000,000	999,710
U.S. Treasury Bill, 0.715%, 6/22/17 (j)	500,000	499,792
Total U.S. Treasury Bills		1,499,502
Total Short-Term Investments (cost $2,891,827)		2,891,323
Total Investments (cost $35,231,653) – 90.7%		35,447,344
Other Assets less Liabilities – 9.3%		3,654,207
TOTAL NET ASSETS – 100.0%		$39,101,551

(a)	Variable rate security. Rate shown reflects the rate in effect at May 31, 2017.
(b)	Rate shown is the 7-day annualized yield as of May 31, 2017.
(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  The Fund’s investment adviser has determined that such a security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of May 31, 2017, the value of these investments was $20,140,451 or 51.5% of total net assets.

(d)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust.
(e)
Agreement is illiquid.  The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint – BP SLL Trust, Series SPL-IV. As of May 31, 2017, the value of this investment was $167,463 or 0.4% of total net assets.

(f)
Agreement is illiquid.  The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint – BP SLL Trust, Series SPL-IV. As of May 31, 2017, the value of this investment was $160,849 or 0.4% of total net assets.

(g)
Agreement is illiquid.  The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint – BP SLL Trust, Series SPL-III. As of May 31, 2017, the value of this investment was $500,000 or 1.3% of total net assets.

(h)	Step-up bond; the interest rate shown is the rate in effect as of May 31, 2017.
(i)	Interest only security.
(j)	Rate shown is the discount rate at May 31, 2017.
FDIC – Federal Deposit Insurance Corporation
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddi Mac K Series
GNMA – Government National Mortgage Association
REMIC – Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

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SEMPER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2017 (Unaudited)

	Semper MBS Total	Semper Short
	Return Fund	Duration Fund
ASSETS
Investments in securities, at value
(identified cost $909,983,402
and $35,231,653, respectively)	$904,629,798	$35,447,344
Cash	22,859,724	411,119
Receivables
Fund shares issued	5,651,917	3,222,869
Securities sold	8,409,187	1,543
Interest	1,809,718	81,987
Due from Adviser (Note 4)	—	2,872
Prepaid expenses	164,446	19,079
Total assets	943,524,790	39,186,813

LIABILITIES
Payables
Dividends	998,725	3,736
Investments purchased	35,478,277	—
Fund shares redeemed	1,728,668	11,495
Interest expense (Note 7)	—	17
Due to Adviser	325,867	—
12b-1 distribution fees	56,489	2,275
Custody fees	7,329	2,014
Administration and fund accounting fees	201,196	35,909
Transfer agent fees and expenses	89,099	12,707
Chief Compliance Officer fee	2,238	2,238
Audit fees	12,136	11,311
Trustee fees	—	40
Accrued expenses	—	3,520
Total liabilities	38,900,024	85,262
NET ASSETS	$904,624,766	$39,101,551

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2017 (Unaudited), Continued

	Semper MBS Total	Semper Short
	Return Fund	Duration Fund
CALCULATION OF NET ASSET
VALUE PER SHARE
Class A
Net assets applicable to shares outstanding	$8,904,630
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	838,718
Net asset value and
redemption price per share	$10.62
Maximum offering price per share (Net asset
value per share divided by 98.00%)	$10.84
Investor Class
Net assets applicable to shares outstanding	$88,002,841	$9,151,263
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	8,289,700	924,556
Net asset value, offering and
redemption price per share	$10.62	$9.90
Institutional Class
Net assets applicable to shares outstanding	$807,717,295	$29,950,288
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	76,021,963	3,023,820
Net asset value, offering and
redemption price per share	$10.62	$9.90

COMPONENTS OF NET ASSETS
Paid-in capital	$919,574,060	$40,614,181
Accumulated net investment income/(loss)	(2,458,076)	14,212
Accumulated net realized loss from investments	(7,137,614)	(1,742,533)
Net unrealized appreciation/(depreciation)
on investments	(5,353,604)	215,691
Net assets	$904,624,766	$39,101,551

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

(This Page Intentionally Left Blank.)

SEMPER FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended May 31, 2017 (Unaudited)

	Semper MBS Total	Semper Short
	Return Fund	Duration Fund
INVESTMENT INCOME
Income
Interest	$18,646,373	$686,131
Total income	18,646,373	686,131

Expenses
Advisory fees (Note 4)	1,573,873	76,017
Administration and fund
accounting fees (Note 4)	330,218	70,133
Transfer agent fees and expenses (Note 4)	270,728	24,551
12b-1 fees – Class A (Note 5)	13,213	—
12b-1 fees – Investor Class (Note 5)	104,066	2,977
Registration fees	49,799	7,172
Custody fees (Note 4)	37,118	6,016
Audit fees	12,136	11,449
Shareholder reporting	10,997	1,123
Trustees fees	8,292	5,546
Miscellaneous	7,063	2,056
Legal fees	4,815	3,193
Insurance expense	4,496	1,140
Chief Compliance Officer fee (Note 4)	4,488	4,488
Interest expense (Note 7)	—	17
Total expenses	2,431,302	215,878
Advisory fee recoupment or waiver
and expense reimbursement (Note 4)	65,116	(82,570)
Net expenses	2,496,418	133,308
Net investment income	16,149,955	552,823

REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS
Net realized gain/(loss) on investments	117,190	(17,480)
Net change in unrealized
appreciation/(depreciation)
on investments	5,727,801	214,154
Net realized and unrealized gain
on investments	5,844,991	196,674
Net Increase in Net Assets
Resulting from Operations	$21,994,946	$749,497

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2017	Year Ended
	(Unaudited)	November 30, 2016
NET INCREASE/(DECREASE)
IN NET ASSETS FROM:
OPERATIONS
Net investment income	$16,149,955	$25,019,225
Net realized loss from investments	117,190	(4,324,929)
Net change in unrealized
appreciation/(depreciation) on investments	5,727,801	(8,067,138)
Net increase in net assets
resulting from operations	21,994,946	12,627,158

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A	(275,011)	(65,678)
Investor Class	(2,158,004)	(3,868,052)
Institutional Class	(16,304,273)	(23,369,439)
Total distributions to shareholders	(18,737,288)	(27,303,169)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	348,826,709	139,700,398
Total increase in net assets	352,084,367	125,024,387

NET ASSETS
Beginning of period	552,540,399	427,516,012
End of period	$904,624,766	$552,540,399
Accumulated net investment income/(loss)	$(2,458,076)	$129,257

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Class A
	Six Months Ended		Period Ended
	May 31, 2017 (Unaudited)		November 30, 2016*
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,459,450	$15,448,093	639,177	$6,780,904
Shares issued on
reinvestments of
distributions	25,283	267,977	6,050	63,920
Shares redeemed	(1,269,294)	(13,445,490)	(21,948)	(232,496)
Net increase	215,439	$2,270,580	623,279	$6,612,328

Investor Class
	Six Months Ended		Year Ended
	May 31, 2017 (Unaudited)		November 30, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	2,398,295	$25,404,353	6,118,455	$65,538,497
Shares issued on
reinvestments of
distributions	189,971	2,013,834	340,549	3,615,520
Shares redeemed	(1,835,430)	(19,430,380)	(5,070,851)	(54,188,371)
Net increase	752,836	$7,987,807	1,388,153	$14,965,646

Institutional Class
	Six Months Ended		Year Ended
	May 31, 2017 (Unaudited)		November 30, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	42,239,577	$447,999,544	32,077,784	$343,373,364
Shares issued on
reinvestments of
distributions	1,045,271	11,092,550	1,355,285	14,390,791
Shares redeemed	(11,374,185)	(120,523,772)	(22,339,902)	(239,641,731)
Net increase	31,910,663	$338,568,322	11,093,167	$118,122,424

*	Commenced operations on December 18, 2015.

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2017	Year Ended
	(Unaudited)	November 30, 2016
NET INCREASE/(DECREASE)
IN NET ASSETS FROM:
OPERATIONS
Net investment income	$552,823	$1,068,484
Net realized loss from investments
and securities sold short	(17,480)	(164,888)
Net change in unrealized appreciation/
(depreciation) from investments
and securities sold short	214,154	(62,491)
Net increase in net assets resulting
from operations	749,497	841,105

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(32,301)	(24,280)
Institutional Class	(839,541)	(1,186,716)
Total distributions to shareholders	(871,842)	(1,210,996)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares (a)	(3,126,576)	(1,886,569)
Total decrease in net assets	(3,248,921)	(2,256,460)

NET ASSETS
Beginning of period	42,350,472	44,606,932
End of period	$39,101,551	$42,350,472
Accumulated net investment income	$14,212	$333,231

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Investor Class
	Six Months Ended May 31, 2017 (Unaudited)		Year Ended
			November 30, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	963,151	$9,520,122	71,572	$708,262
Shares issued on
reinvestments of
distributions	2,262	22,347	1,243	12,307
Shares redeemed	(81,625)	(806,519)	(191,075)	(1,893,597)
Net increase/(decrease)	883,788	$8,735,950	(118,260)	$(1,173,028)

Institutional Class
	Six Months Ended		Year Ended
	May 31, 2017 (Unaudited)		November 30, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	565,851	$5,593,691	38,888	$385,308
Shares issued on
reinvestments of
distributions	83,867	827,448	119,627	1,186,281
Shares redeemed	(1,849,317)	(18,283,665)	(230,371)	(2,285,130)
Net decrease	(1,199,599)	$(11,862,526)	(71,856)	$(713,541)

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout the period

Class A
	Six Months		December 18,
	Ended		2015*
	May 31,		through
	2017		November 30,
	(Unaudited)		2016
Net asset value, beginning of period	$10.56		$10.92

Income from investment operations:
Net investment income^	0.24		0.56
Net realized and unrealized gain/(loss) on investments	0.09		(0.28)
Total from investment operations	0.33		0.28

Less distributions:
From net investment income	(0.27)		(0.64)
Total distributions	(0.27)		(0.64)
Net asset value, end of period	$10.62		$10.56

Total return	3.21	%+	2.66	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$8,905		$6,582
Ratio of expenses to average net assets:
Before recoupment and fee waiver	0.91	%++	1.01	%++
After recoupment and fee waiver	0.94	%++	1.00	%++
Ratio of net investment income to average net assets:
Before recoupment and fee waiver	4.50	%++	5.58	%++
After recoupment and fee waiver	4.47	%++	5.59	%++
Portfolio turnover rate	75	%+	135	%+†

*	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
†	Portfolio turnover rate calculated for the year ended November 30, 2016.

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Investor Class
	Six Months					July 22,
	Ended					2013*
	May 31,		Year Ended			through
	2017		November 30,			November 30,
	(Unaudited)		2016	2015	2014	2013
Net asset value, beginning of period	$10.56		$10.91	$11.08	$10.75	$10.00

Income from investment operations:
Net investment income	0.24	^	0.58 ^	0.51 ^	0.55 ^	0.08
Net realized and unrealized
gain/(loss) on investments	0.09		(0.30)	(0.05)	0.38	0.75
Total from investment operations	0.33		0.28	0.46	0.93	0.83

Less distributions:
From net investment income	(0.27)		(0.63)	(0.56)	(0.57)	(0.08)
From net realized gain on investments	—		—	(0.07)	(0.03)	—
Total distributions	(0.27)		(0.63)	(0.63)	(0.60)	(0.08)
Net asset value, end of period	$10.62		$10.56	$10.91	$11.08	$10.75

Total return	3.21	%+	2.67%	4.26%	8.84%	8.31	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$88,003		$79,614	$67,073	$26,121	$2,969
Ratio of expenses to average net assets:
Before fee waiver, expense
reimbursement and recoupment	0.92	%++	0.97%	0.99%	1.12%	3.80	%++
After fee waiver, expense
reimbursement and recoupment	0.94	%++	1.00%	1.00%	1.00%	1.00	%++
Ratio of net investment income
to average net assets:
Before fee waiver, expense
reimbursement and recoupment	4.49	%++	5.45%	4.65%	4.83%	1.45	%++
After fee waiver, expense
reimbursement and recoupment	4.47	%++	5.42%	4.64%	4.95%	4.25	%++
Portfolio turnover rate	75	%+	135%	166%	142%	114	%+

*	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class
	Six Months					July 22,
	Ended					2013*
	May 31,		Year Ended			through
	2017		November 30,			November 30,
	(Unaudited)		2016	2015	2014	2013
Net asset value, beginning of period	$10.57		$10.92	$11.09	$10.75	$10.00

Income from investment operations:
Net investment income	0.25	^	0.60 ^	0.54 ^	0.58 ^	0.08
Net realized and unrealized
gain/(loss) on investments	0.09		(0.30)	(0.05)	0.38	0.75
Total from investment operations	0.34		0.30	0.49	0.96	0.83

Less distributions:
From net investment income	(0.29)		(0.65)	(0.59)	(0.59)	(0.08)
From net realized gain on investments	—		—	(0.07)	(0.03)	—
Total distributions	(0.29)		(0.65)	(0.66)	(0.62)	(0.08)
Net asset value, end of period	$10.62		$10.57	$10.92	$11.09	$10.75

Total return	3.24	%+	2.92%	4.51%	9.18%	8.35	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$807,717		$466,344	$360,443	$126,607	$30,576
Ratio of expenses to average net assets:
Before fee waiver, expense
reimbursement and recoupment	0.66	%++	0.73%	0.74%	0.89%	3.65	%++
After fee waiver, expense
reimbursement and recoupment	0.68	%++	0.75%	0.75%	0.75%	0.75	%++
Ratio of net investment income
to average net assets:
Before fee waiver, expense
reimbursement and recoupment	4.68	%++	5.68%	4.88%	5.10%	1.54	%++
After fee waiver, expense
reimbursement and recoupment	4.66	%++	5.66%	4.87%	5.24%	4.44	%++
Portfolio turnover rate	75	%+	135%	166%	142%	114	%+

*	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Investor Class
	Six Months
	Ended
	May 31,
	2017		Year Ended November 30,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.92		$10.00	$10.19	$10.23	$10.39	$10.25

Income from investment operations:
Net investment income	0.11	^	0.24 ^	0.29 ^	0.13 ^	0.13	0.11
Net realized and unrealized
gain/(loss) on investments	0.06		(0.07)	(0.16)	0.06	(0.11)	0.27
Total from investment operations	0.17		0.17	0.13	0.19	0.02	0.38

Less distributions:
From net investment income	(0.19)		(0.25)	(0.31)	(0.21)	(0.15)	(0.13)
From net realized
gain on investments	—		—	(0.01)	(0.02)	(0.03)	(0.11)
Total distributions	(0.19)		(0.25)	(0.32)	(0.23)	(0.18)	(0.24)
Net asset value, end of period	$9.90		$9.92	$10.00	$10.19	$10.23	$10.39

Total return	1.72	%+	1.77%	1.23%	1.86%	0.18%	3.84%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$9,151		$405	$1,591	$907	$1,173	$856
Ratio of expenses to average net assets:
Before fee waiver and
expense reimbursement	1.25	%++	1.21%	1.35%	1.84%	2.91%	3.40%
After fee waiver and
expense reimbursement#	0.85	%++	0.85%	1.02%	1.13%	0.92%	0.85%
Ratio of net investment
income/(loss) to average net assets:
Before fee waiver and
expense reimbursement	1.82	%++	2.07%	2.59%	0.58%	(0.69)%	(1.47)%
After fee waiver and
expense reimbursement	2.22	%++	2.43%	2.92%	1.29%	1.30%	1.08%
Portfolio turnover rate	48	%+	108%	56%	92%	108%	78%

^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
#	Excluding interest expense, the ratio of expenses to average net assets would have been 0.85% for the each of the years ended November 30, 2015, 2014, and 2013.

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class
	Six Months
	Ended
	May 31,
	2017		Year Ended November 30,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.93		$10.01	$10.20	$10.24	$10.40	$10.26

Income from investment operations:
Net investment income	0.13	^	0.25 ^	0.32 ^	0.24 ^	0.16	0.14
Net realized and unrealized
gain/(loss) on investments	0.04		(0.05)	(0.17)	(0.03)	(0.12)	0.27
Total from investment operations	0.17		0.20	0.15	0.21	0.04	0.41

Less distributions:
From net investment income	(0.20)		(0.28)	(0.33)	(0.23)	(0.17)	(0.16)
From net realized
gain on investments	—		—	(0.01)	(0.02)	(0.03)	(0.11)
Total distributions	(0.20)		(0.28)	(0.34)	(0.25)	(0.20)	(0.27)
Net asset value, end of period	$9.90		$9.93	$10.01	$10.20	$10.24	$10.40

Total return	1.74	%+	2.04%	1.48%	2.11%	0.42%	4.10%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$29,951		$41,946	$43,016	$61,232	$51,382	$23,050
Ratio of expenses to average net assets:
Before fee waiver and
expense reimbursement	0.98	%++	0.98%	1.14%	1.06%	1.15%	2.51%
After fee waiver and
expense reimbursement#	0.60	%++	0.60%	0.81%	0.90%	0.68%	0.60%
Ratio of net investment
income/(loss) to average net assets:
Before fee waiver and
expense reimbursement	2.18	%++	2.11%	2.82%	2.14%	1.09%	(0.58)%
After fee waiver and
expense reimbursement	2.56	%++	2.49%	3.15%	2.30%	1.56%	1.33%
Portfolio turnover rate	48	%+	108%	56%	92%	108%	78%

^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
#	Excluding interest expense, the ratio of expenses to average net assets would have been 0.60% for the each of the years ended November 30, 2015, 2014, and 2013.

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2017 (Unaudited)

NOTE 1 – ORGANIZATION

The Semper MBS Total Return Fund and the Semper Short Duration Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  Prior to March 31, 2014, the Semper Short Duration Fund was a series of Forum Funds. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

The investment objective of the Semper MBS Total Return Fund (“MBS Total Return Fund”) is to seek a high level of risk-adjusted current income and capital appreciation.  The investment objective of the Semper Short Duration Fund (“Short Duration Fund”) is to seek a high level of current income that is consistent with preservation of capital.  Each Fund currently offers Investor Class shares and Institutional Class shares and the MBS Total Return Fund offers Class A shares.  The MBS Total Return Fund’s Investor Class shares and Institutional Class shares commenced operations on July 22, 2013 and the Class A shares commenced operations on December 18, 2015.  The Short Duration Fund’s Investor Class shares and Institutional Class shares commenced operations on December 23, 2010.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014-2016, or expected to be taken in the Funds’ 2017 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2017 (Unaudited), Continued

C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of high amortized cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method.  Distributions to shareholders are recorded on the ex-dividend date.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Funds declare dividends from net investment income daily and distribute the dividends to shareholders monthly.  The Funds distribute any realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Restricted Securities:  The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”).  Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws.  The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult.  Restricted securities, such as those issued pursuant to Rule 144a under the Securities Act of 1933, may be deemed to be liquid as determined by Semper Capital Management, L.P. (the “Adviser”).  The Adviser has deemed that all securities issued pursuant to Rule 144a are liquid as of May 31, 2017.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2017 (Unaudited), Continued

E.
Illiquid Securities:  A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.  At May 31, 2017, the MBS Total Return Fund and the Short Duration Fund had investments in illiquid securities with a total value of $669,852 or 0.1% of net assets and $828,312 or 2.1% of net assets, respectively.

		Dates	Cost
MBS Total Return Fund	PAR	Acquired	Basis
BasePoint – BP SLL Trust,
Series SPL-IV, due 5/31/19	$669,852	6/16	$669,852

		Dates	Cost
Short Duration Fund	PAR	Acquired	Basis
BasePoint – BP SLL Trust,
Series SPL-IV, due 5/31/19	$167,463	6/16	$167,463
BasePoint – BP SLL Trust,
Series SPL-III, due 12/31/19	500,000	6/16	500,000
BasePoint – BP SLL Trust,
Series SPL-IV, due 12/31/19	160,849	6/16	160,849

F.
Repurchase Agreements:  Under a master repurchase agreement with a broker counterparty and custodian, each Fund may enter into transactions whereby the Fund purchases securities under agreements to resell such securities at an agreed upon price and date (“repurchase agreement”).  The Funds, through the custodian, take possession of securities collateralizing the repurchase agreement, the fair value of which exceeds the amount of the repurchase transaction, including accrued interest.  If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

The Funds did not hold repurchase agreements during the six months ended May 31, 2017.
G.
Short Sales:  The Funds are authorized to make short sales of securities. In a typical short sale, a Fund sells a security, which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, a Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by purchasing it at the

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2017 (Unaudited), Continued

market price at the time of replacement. A Fund is said to have a “short position” in the securities sold until it delivers them to the broker. Until the security is replaced, the proceeds of the short sale are retained by the broker, and a Fund is required to pay to the broker a negotiated portion of any interest which accrues during the period of the loan. To meet current margin requirements, a Fund may also be required to deposit with the broker cash or securities in excess of the current market value of the securities sold short as security for its obligation to cover its short position.  A Fund is also required to segregate or earmark liquid assets on its books to cover its obligation to return the security.

The adviser will generally sell securities short in conjunction with long positions with similar characteristics for the purposes of managing certain risks (primarily interest rate and/or yield spread risk) or for capturing differences in value between two securities, and not for forecasting the market’s direction.  In many instances, the Funds will utilize forward-settling sales of agency residential mortgage-backed securities where the underlying pools of mortgage loans are To Be Announced (“TBA”) securities for these short selling activities.  The Funds did not sell securities short during the six months ended May 31, 2017.

H.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

I.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

J.
New Accounting Pronouncements:  In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2017 (Unaudited), Continued

K.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of May 31, 2017, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that each Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Investment Companies:  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Mortgage- and Asset-Backed Securities:  Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by an independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2017 (Unaudited), Continued

attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Securities:  U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities:  U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Other Debt Securities:  Other debt securities, including corporate and municipal bonds, are valued at their mean prices furnished by an independent pricing service  provider using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations. The pricing service may consider yields or recently executed transactions of investments with comparable quality, type of issue, coupon maturity and rating, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most debt securities are categorized in level 2 of the fair value hierarchy.

Short-Term Securities:  Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2017 (Unaudited), Continued

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2017:

MBS Total Return Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed
Securities	$—	$98,759,918	$11,086,659	$109,846,577
Collateralized Debt
Obligations	—	3,639,217	15,948,984	19,588,201
Collateralized Loan
Obligations	—	18,534,546	—	18,534,546
Commercial
Mortgage-Backed
Securities — Agency	—	12,321,001	—	12,321,001
Commercial
Mortgage-Backed
Securities – Non-Agency	—	126,026,567	10,078,045	136,104,612
Residential
Mortgage-Backed
Securities – Agency	—	1,742,593	—	1,742,593
Residential
Mortgage-Backed
Securities – Non-Agency	—	532,545,321	66,323,325	598,868,646
Total Fixed Income	—	793,569,163	103,437,013	897,006,176
Private Placement
Participation
Agreements	—	—	669,852	669,852
Short-Term
Investments	6,953,770	—	—	6,953,770
Total Investments	$6,953,770	$793,569,163	$104,106,865	$904,629,798

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2017 (Unaudited), Continued

Short Duration Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed
Securities – Agency	$—	$214,018	$—	$214,018
Asset-Backed
Securities – Non-Agency	—	7,693,322	766,465	8,459,787
Collateralized
Debt Obligations	—	—	533,592	533,592
Collateralized
Loan Obligations	—	4,276,056	—	4,276,056
Commercial
Mortgage-Backed
Securities – Agency	—	12,666	—	12,666
Commercial
Mortgage-Backed
Securities – Non-Agency	—	7,104,300	789,148	7,893,448
Residential
Mortgage-Backed
Securities – Agency	—	1,328,755	—	1,328,755
Residential
Mortgage-Backed
Securities – Non-Agency	—	8,025,967	484,645	8,510,612
U.S. Treasury Notes	—	498,775	—	498,775
Total Fixed Income	—	29,153,859	2,573,850	31,727,709
Private Placement
Participation Agreements	—	—	828,312	828,312
Short-Term Investments	93,333	2,797,990	—	2,891,323
Total Investments	$93,333	$31,951,849	$3,402,162	$35,447,344

Refer to each Fund’s schedule of investments for a detailed break-out of securities by type.  Transfers between levels are recognized at May 31, 2017, the end of the reporting period.  The Funds recognized no transfers to/from level 1 or level 2.

The following is a reconciliation of the MBS Total Return Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2017 (Unaudited), Continued

MBS Total Return Fund
	Investments in Securities, at Value
					Private
	Asset-	Collateralized	Commercial	Residential	Placemen
	Backed	Debt	MBS –	MBS –	Participation
	Securities	Obligations	Non-Agency	Non-Agency	Agreements
Balance as of
November 30, 2016	$16,979,266	$20,684,773	$10,933,126	$1,074,383	$1,267,526
Accrued
discounts/premiums	7,442	115,226	39,586	10,894	—
Realized gain/(loss)	30,064	98,003	489,062	(1,635,544)	—
Change in unrealized
appreciation/
(depreciation)	247,415	860,385	136,965	1,925,472	—
Purchases	3,131,399	—	5,044,345	66,285,372	—
Sales	(5,156,716)	(5,809,403)	(4,759,325)	(1,337,252)	(597,674)
Transfers in and/or
out of Level 3	(4,152,211)	—	(1,805,714)	—	—
Balance as of
May 31, 2017	$11,086,659	$15,948,984	$10,078,045	$66,323,325	$669,852

The change in unrealized appreciation/(depreciation) for level 3 securities still held at May 31, 2017, and still classified as level 3 was $1,023,929.

The following is a reconciliation of the Short Duration Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Short Duration Fund
	Investments in Securities, at Value
	Asset-				Private
	Backed	Collateralized	Commercial	Residential	Placemen
	Securities –	Debt	MBS –	MBS –	Participation
	Non-Agency	Obligations	Non-Agency	Non-Agency	Agreements
Balance as of
November 30, 2016	$1,165,162	$1,029,936	$958,787	$121,236	$316,881
Accrued
discounts/premiums	(25)	6,841	1,152	(34)	—
Realized gain/(loss)	1,922	13,153	2,951	(262)	—
Change in unrealized
appreciation/(depreciation)	1,706	20,529	(535)	2,456	—
Purchases	—	—	137,864	738,103	744,711
Sales	(402,300)	(536,867)	(311,071)	(121,447)	(233,280)
Transfers in and/or
out of Level 3	—	—	—	(255,407)	—
Balance as of
May 31, 2017	$766,465	$533,592	$789,148	$484,645	$828,312

The change in unrealized appreciation/(depreciation) for level 3 securities still held at May 31, 2017, and still classified as level 3 was $34,926.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2017 (Unaudited), Continued

Transfers from level 3 to level 2 are a result of the availability of current market data provided by the Funds’ primary pricing services which utilize observable inputs.  The Funds’ primary pricing services were unable to provide pricing for 27 securities held on May 31, 2017.  The Valuation Committee utilized indicative market quotations or broker quotes received from a broker-dealer considered by the Adviser to be a market participant.  The underlying inputs which support the broker quotes utilized by the Valuation Committee are not observable.  In addition, the primary pricing services provided a valuation based on a single broker quote for 6 other securities held by the Funds.

Significant unobservable valuation inputs for private placement participation agreements held in the Funds and classified as level 3 securities as of May 31, 2017, are as follows:

MBS Total Return Fund

Investments	Value at	Valuation	Unobservable
in Securities	5/31/17	Technique(s)	Input	Input Values
Private			Fixed loan	This loan participation has an expected 10%
Placement			participation	yield for a 3 year term (2 years remaining),
Participation			valued at	appropriate given the asset’s strong credit
Agreements –			par based on	quality offset by illiquidity. This loan
BasePoint –			deal cash flow,	participation is part of a senior secured
BP SLL Trust,		Discounted	illiquidity and	credit facility backed by a series of pools
Series SPL-IV,	$669,852	Cash Flows	short maturity.	of unsecured consumer loan receivables,
Due 5/31/19				originated by LoanMe, Inc., a specialty
finance company that directly originates
and services high interest‐bearing unsecured
consumer loans and unsecured small business
loans. Repayment of principal at par is
ahead of schedule with 15% paid down in
Q2 2017. Overcollateralization, strong
fundamentals of loan cash flows support
a continued price of par.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2017 (Unaudited), Continued

Short Duration Fund

Investments	Value at	Valuation	Unobservable
in Securities	5/31/17	Technique(s)	Input	Input Values
Private			Fixed loan	This loan participation has an expected 10%
Placement			participation	yield for a 3 year term (2 years remaining),
Participation			valued at	appropriate given the asset’s strong credit
Agreements –			par based on	quality offset by illiquidity. This loan
BasePoint			deal cash flow,	participation is part of a senior secured
BP SLL Trust,		Discounted	illiquidity and	credit facility backed by a series of pools
Series SPL-IV,	$167,463	Cash Flows	short maturity.	of unsecured consumer loan receivables,
Due 5/31/19				originated by LoanMe, Inc., a specialty
finance company that directly originates
and services high interest‐bearing unsecured
consumer loans and unsecured small business
loans. Repayment of principal at par is
ahead of schedule with 15% paid down in
Q2 2017. Overcollateralization, strong
fundamentals of loan cash flows support
a continued price of par.

Private			Fixed loan	This senior loan participation has an
Placement			participation	expected 9.5% yield for a 3 year term,
Participation			valued at	appropriate given the asset’s strong credit
Agreements –			par based on	quality offset by illiquidity. This loan
BasePoint –			deal cash flow,	participation is part of a senior secured
BP SLL Trust,		Discounted	illiquidity and	credit facility backed by a series of pools
Series SPL-III,	$160,489	Cash Flows	short maturity.	of small business loans originated by
Due 12/31/19				LoanMe, Inc., a specialty finance company
that directly originates and services high
interest‐bearing unsecured consumer loans
and unsecured small business loans.
Repayment of principal at par is on schedule
at about 5% per month. Financial strength
of the sponsor, overcollateralization, strong
fundamentals of loan cash flows support a
price of par.

Private			Fixed loan	This senior loan participation has an
Placement			participation	expected 9.5% yield for a 3 year term,
Participation			valued at	appropriate given the asset’s strong credit
Agreements –			par based on	quality offset by illiquidity. This loan
BasePoint –			deal cash flow,	participation is part of a senior secured
BP SLL Trust,		Discounted	illiquidity and	credit facility backed by a series of pools
Series SPL-IV,	$500,000	Cash Flows	short maturity.	of small business loans originated by
Due 12/31/19				LoanMe, Inc., a specialty finance company
that directly originates and services high
interest‐bearing unsecured consumer loans
and unsecured small business loans.
Repayment of principal begins 12/2017 at
100. Financial strength of the sponsor,
overcollateralization, strong fundamentals
of loan cash flows support a price of par.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2017 (Unaudited), Continued

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended May 31, 2017, the Adviser provided the Funds with investment management services under an investment advisory agreement. The Adviser furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 0.45% based upon the average daily net assets of the MBS Total Return Fund and at an annual rate of 0.35% based upon the average daily net assets of the Short Duration Fund.  For the six months ended May 31, 2017, the MBS Total Return Fund and the Short Duration Fund incurred $1,573,873 and $76,017 in advisory fees, respectively.

Each Fund is responsible for its own operating expenses.  The Adviser has agreed to reduce fees payable to it by each Fund and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, dividends and interest expense on securities sold short and extraordinary expenses) to 1.00%, 1.00%, and 0.75% of the average daily net assets of the MBS Total Return Fund’s Class A, Investor Class, and Institutional Class, respectively, and 0.85% and 0.60% of the average daily net assets of the Short Duration Fund’s Investor Class and Institutional Class, respectively.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the six months ended May 31, 2017, the Adviser recouped $65,116 in previously waived expenses for the MBS Total Return Fund.  The Adviser has recouped all previously waived fees and reimbursed expenses in the MBS Total Return Fund.  For the six months ended May 31, 2017, the Adviser reduced its fees and reimbursed fund expenses in the amount of $82,570 for the Short Duration Fund.  The expense limitation will remain in effect through at least March 29, 2018, and may be terminated only by the Trust’s Board of Trustees.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the date of expiration are as follows:

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2017 (Unaudited), Continued

Short Duration Fund
Year	Amount
2017	$109,081
2018	151,298
2019	162,388
2020	82,570
$505,337

U.S. Bancorp Fund Services, LLC (the “Administrator” or “USBFS”) acts as the Funds’ Administrator under an administration agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

USBFS also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are also employees of the Administrator.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.

For the six months ended May 31, 2017, the Funds incurred the following expense for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	MBS Total	Short
	Return Fund	Duration Fund
Administration and Fund Accounting	$330,218	$70,133
Transfer Agency (excludes
out-of-pocket expenses and sub-ta fees)	64,797	15,466
Custody	37,118	6,016
Chief Compliance Officer	4,488	4,488

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2017 (Unaudited), Continued

At May 31, 2017, the Funds had payables due to USBFS for administration, fund accounting, transfer agency, and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

	MBS Total	Short
	Return Fund	Duration Fund
Administration and Fund Accounting	$201,196	$35,909
Transfer Agency (excludes
out-of-pocket expenses and sub-ta fees)	—	7,833
Custody	7,329	2,014
Chief Compliance Officer	2,238	2,238

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Funds to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Investor Class and the MBS Total Return Fund’s Class A.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended May 31, 2017, the Funds paid the Distributor the following amounts:

	MBS Total	Short
	Return Fund	Duration Fund
Investor Class	$104,066	$2,977
Class A	13,213	—

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2017, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows.

	Non-Government		Government
	Purchases	Sales	Purchases	Sales
MBS Total Return Fund	$782,510,930	$406,699,251	$75,059,735	$97,708,610
Short Duration Fund	16,876,779	17,719,780	—	1,721,823

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2017 (Unaudited), Continued

NOTE 7 – LINES OF CREDIT

The MBS Total Return Fund and the Short Duration Fund have unsecured lines of credit in the amount of $150,000,000 and $6,800,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the six months ended May 31, 2017, the Short Duration Fund drew upon its line of credit.  The Short Duration Fund had a one day outstanding balance of $155,000, a weighted average interest rate of 4.00%, and paid $17 in interest.  The maximum amount outstanding for the Short Duration Fund during the six months ended May 31, 2017 was $155,000.  The MBS Total Return Fund did not draw upon its line of credit during the six months ended May 31, 2017.  At May 31, 2017, the Funds had no outstanding loan amounts.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) can differ for financial statement and tax purposes due to differing treatments of paydowns.

The tax character of distributions paid during the six months ended May 31, 2017 and the year ended November 30, 2016 was as follows:

	MBS Total Return Fund		Short Duration Fund
	May 31, 2017	Nov. 30, 2016	May 31, 2017	Nov. 30, 2016
Ordinary income	$18,737,288	$27,303,169	$871,842	$1,210,996

As of November 30, 2016, the Funds’ most recently completed fiscal year end, the components of capital on a tax basis were as follows:

	MBS Total	Short
	Return Fund	Duration Fund
Cost of investments (a)	$595,968,187	$42,041,220
Gross unrealized appreciation	5,054,679	257,284
Gross unrealized depreciation	(16,136,650)	(255,747)
Net unrealized appreciation/
(depreciation) (a)	(11,081,971)	1,537
Undistributed ordinary income	949,647	333,509
Undistributed long-term capital gains	—	—
Total distributable earnings	949,647	333,509
Other accumulated gains/(losses)	(8,074,628)	(1,725,331)
Total accumulated earnings/(losses)	$(18,206,952)	$(1,390,285)

(a)
The difference between book basis and tax basis net unrealized appreciation/(depreciation) and cost is attributable primarily to wash sales. The difference between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales, capital loss carryforwards, and tax adjustments to distribution payable.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2017 (Unaudited), Continued

The Funds had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

	Long-Term Indefinite	Short-Term Indefinite
MBS Total Return Fund	$2,061,287	$5,192,951
Short Duration Fund	791,943	933,110

NOTE 9 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Asset-Backed Securities Risk – The Funds may invest in a variety of asset-backed securities which are subject to Interest Rate Risk, Credit Risk, Extension Risk and Prepayment Risk. Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates.

•
Risks Associated with Mortgage-Backed Securities – These risks include Market Risk, Interest Rate Risk, Credit Risk and Prepayment Risk, as well as the risk that the structure of certain mortgage-backed securities (“MBS”) may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile. Limited trading opportunities for certain MBS may make it more difficult to sell or buy a security at a favorable price or time. In particular, events related to the U.S. housing market in recent years have had a severe negative impact on the value of some MBS and resulted in an increased risk associated with investments in these securities.

•
Sub-Prime Mortgage Risk – The risk that an issuer of a sub-prime mortgage security will default on its payments of interest or principal on a security when due. These risks are more pronounced in the case of sub-prime mortgage instruments than more highly ranked securities. Because of this increased risk, these securities may also be less liquid and subject to more pronounced declines in value than more highly rated instruments in times of market stress.

•
Government-Sponsored Entities Risk – Securities issued or guaranteed by government-sponsored entities, including Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2017 (Unaudited), Continued

•
Risks Associated with Real Estate and Regulatory Actions – The securities that the Funds own are dependent on real estate prices. If real estate experiences a significant price decline, this could adversely affect the prices of the securities the Funds own.  Any adverse regulatory action could impact the prices of the securities the Funds own.

•
Rule 144A Securities Risk – The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Funds to sell these securities.

•
High Yield Risk – Fixed income securities that are rated below investment grade (i.e. “junk bonds”) are subject to additional risk factors due to the speculative nature of the securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

•
Derivatives Risk – A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index, and includes options, futures and swaps. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•
Counterparty Risk – Counterparty risk arises upon entering into borrowing arrangements or derivative transactions and is the risk from the potential inability of counterparties to meet the terms of their contracts.

•
TBA Securities Risk – In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms. The principal risks of TBA transactions are increased interest rate risk and increased overall investment exposure.

•
Liquidity Risk – Liquidity risk exists when particular investments are difficult to purchase or sell. Each Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active market. Liquid investments may become illiquid or less liquid after purchase by each Fund, particularly during periods of market turmoil. Illiquid and relatively less liquid investments may be harder to value, especially in changing markets.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2017 (Unaudited), Continued

NOTE 10 – REPORT OF THE TRUST’S SPECIAL SHAREHOLDER MEETING

A Special Meeting of Shareholders (the “Meeting”) took place on March 3, 2017, to elect one new Trustee to the Board and to ratify the prior appointment of two current Trustees of the Board.

All Trust shareholders of record, in the aggregate across all Funds of the Trust, were entitled to attend or submit proxies.  As of the applicable record date, the Trust had 315,776,916 shares outstanding.  The results of the voting for each proposal were as follows:

Proposal No. 1.	Election of One New Trustee

Nominee	For Votes	Votes Withheld
David G. Mertens	206,896,354	1,556,814

Proposal No. 2.	Ratification of the Prior Appointment of Two Current Trustees of the Board

Current Trustee	For Votes	Votes Withheld
Gail S. Duree	205,321,820	3,131,348
Raymond B. Woolson	206,321,270	2,131,897

Effective March 3, 2017, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Gail S. Duree, Independent Trustee	Joe D. Redwine, Interested Trustee
David G. Mertens, Independent Trustee	George T. Wofford, Independent Trustee
George J. Rebhan, Independent Trustee	Raymond B. Woolson, Independent Trustee

Effective March 13, 2017, following Mr. Wofford’s resignation, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Gail S. Duree, Independent Trustee	Joe D. Redwine, Interested Trustee
David G. Mertens, Independent Trustee	Raymond B. Woolson, Independent Trustee
George J. Rebhan, Independent Trustee

SEMPER FUNDS

NOTICE TO SHAREHOLDERS at May 31, 2017 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-736-7799 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 will be available without charge, upon request, by calling 1-855-736-7799.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-855-736-7799.

SEMPER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on December 7-8, 2016, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Semper Capital Management, L.P. (the “Adviser”) for another annual term for the Semper MBS Total Return Fund (the “MBS Fund”) and the Semper Short Duration Fund (the “Short Duration Fund”) (each, a “Fund,” and together, the “Funds”).  At this meeting, and at a prior meeting held on October 11-12, 2016, the Board received and reviewed substantial information regarding the Funds, the Adviser, and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer, the Adviser’s compliance record, and the Adviser’s disaster recovery/business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser in person to discuss the Funds’ performance and investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.	THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the

SEMPER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

performance of the Funds as of June 30, 2016 on both an absolute basis and in comparison to its peer funds utilizing Lipper and Morningstar classifications and appropriate securities benchmarks.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  The Board noted that the MBS Fund was newer, with slightly less than three years of performance.  When reviewing each Fund’s performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Funds may differ significantly from funds in the peer universe.  In considering each Fund’s performance, the Trustees placed greater emphasis on performance against peers as opposed to the unmanaged benchmark indices.

MBS Fund: The Board noted that the MBS Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median for the one-year and since inception periods.
The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median for the one-year period and since inception periods.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund and the reasons given for those differences.  The Board also reviewed the performance of the Fund against broad-based securities market benchmarks.

Short Duration Fund: The Board noted that the Short Duration Fund’s performance, with regard to its Lipper comparative universe, was below its peer group median for the one-year period and above its peer group median for the three-year, five-year and since inception periods.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median for the one-year period and above its peer group median for the three-year, five-year and since inception periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund and the reasons given for those differences.  The Board also reviewed the performance of the Fund against broad-based securities market benchmarks.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the appropriateness of the advisory fees, the Board considered the level of each fee itself as well as the total fees and expenses of the Funds.  The Board reviewed information as to

SEMPER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

the fees and expenses of advisers and funds within the relevant peer funds, as well as fees charged by the Adviser for similarly managed separate accounts for other types of clients, as well as all expense waivers and reimbursements.  When reviewing fees charged to other separately managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.  The Board found that the fees charged to the Funds were generally within the range of the fees charged by the Adviser to its similarly managed account clients.

MBS Fund: The Board noted that the Adviser had contractually agreed to maintain annual expense ratios for the Fund of 1.00% for Class A shares, 1.00% for Investor Class shares, and 0.75% for Institutional Class shares (the “Expense Caps”).  The Board noted that the Fund’s total expense ratios, with regard to the Class A shares, Investor Class shares and Institutional Class shares were all below the peer group median and average.  Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratios, with regard to the Class A shares, Investor Class shares and Institutional Class shares were all below the peer group median and average.  The Board also noted that the Fund’s contractual advisory fee was below its peer group median and average, and below the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Caps, the advisory fees received by the Adviser from the Fund were below the peer group median and average.  The Board also took into consideration the services the Adviser provided to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were generally within the range of the fees charged to the Adviser’s similarly managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

Short Duration Fund:  The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.85% for Investor Class shares and 0.60% for Institutional Class shares (the “Expense Caps”).  The Board noted that the Fund’s total expense ratio for Investor Class shares was above the peer group median and average and the total expense ratio for Institutional Class shares was below the peer group median and average.  Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratios,

SEMPER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

with regard to the Investor Class shares were above the peer group median and slightly below the peer group average and the Institutional Class shares were below the peer group median and average. The Board also noted that the Fund’s contractual advisory fee was slightly below its peer group median and average and slightly below its peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Caps, the Adviser did not receive any advisory fees from the Fund for the fiscal period. The Board also took into consideration the services the Adviser provided to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were generally within the range of the fees charged to the Adviser’s similarly managed account clients. As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders.  The Board further noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Fund, such as Rule 12b-1 fees.  The Board also considered that the Funds do not generate “soft dollar” benefits that may be used by the Adviser in exchange for Fund brokerage.  The Board also reviewed information indicating that no separate accounts clients were invested in the Funds and therefore the Adviser was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Funds.

SEMPER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the MBS Fund and the Short Duration Fund, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Adviser, including the advisory fees, was fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the MBS Fund and the Short Duration Fund would be in the best interest of each Fund and its shareholders.

SEMPER FUNDS

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

 (This Page Intentionally Left Blank.)

Investment Adviser
Semper Capital Management, L.P.
52 Vanderbilt Avenue, Suite 401
New York, New York 10017

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

Custodian
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-855-736-7799 (855-SEM-PRXX)

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-855-736-7799 (855-SEM-PRXX).  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date    8/8/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date    8/8/17

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    8/8/17

* Print the name and title of each signing officer under his or her signature